AB Global Bond Fund

Portfolio of Investments

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 44.3%
Australia – 0.8%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	79,338	$52,844,049

Austria – 0.5%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	33,061	34,787,250

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	12,808,416
Series 104 3.45%, 06/22/2042(a)		14,547	16,105,518

			28,913,934

Canada – 1.8%
Canadian Government Bond 2.75%, 03/01/2030	CAD	128,798	93,294,656
2.75%, 12/01/2055		37,740	22,166,385

			115,461,041

China – 2.4%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	38,350	5,369,437
1.90%, 07/15/2055		294,200	38,341,289
2.11%, 08/25/2034		805,830	117,661,616

			161,372,342

Finland – 0.2%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	10,467	11,296,979

France – 1.8%
French Republic Government Bond OAT Series OAT 3.00%, 11/25/2034(a)		12,354	14,045,466
3.50%, 11/25/2035(a)		89,256	104,384,632

			118,430,098

Germany – 2.0%
Bundesrepublik Deutschland Bundesanleihe 2.60%, 05/15/2041(a)		49,470	53,689,041
3.25%, 07/04/2042(a)		68,021	79,709,053

			133,398,094

Hungary – 1.4%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	30,499,680	94,486,261

Indonesia – 0.7%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	699,500,000	43,877,842

Italy – 1.6%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)	EUR	11,525	13,924,626

	Principal Amount (000)		U.S. $ Value

Series 10Y 4.20%, 03/01/2034(a)	EUR	48,856	$61,142,538
Series 13Y 4.05%, 10/30/2037(a)		17,818	21,708,424
Series 16Y 3.25%, 03/01/2038(a)		6,560	7,371,208

			104,146,796

Japan – 7.9%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	6,843,300	42,946,549
Series 179 1.00%, 06/20/2030		65,350	408,166
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	8,905,861
Series 4 2.20%, 03/20/2051		6,389,350	33,010,002
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	25,492,341
Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040		1,070,000	6,647,659
Series 65 0.40%, 12/20/2049		604,000	2,053,759
Series 68 0.60%, 09/20/2050		3,699,600	12,961,664
Series 81 1.60%, 12/20/2053		2,350,700	10,192,202
Series 82 1.80%, 03/20/2054		10,605,100	48,333,340
Series 88 3.20%, 09/20/2055		1,518,200	9,405,149
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		1,984,250	9,556,815
Series 183 1.40%, 12/20/2042		8,080,800	42,188,132
Series 191 2.00%, 12/20/2044		400,000	2,223,158
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		6,560,150	41,748,305
Series 469 0.70%, 02/01/2027		34,033,550	216,722,787
Series 479 1.00%, 12/01/2027		1,840,000	11,715,953

			524,511,842

Malaysia – 0.5%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	69,178	17,444,175
Series 0318 4.64%, 11/07/2033		67,962	18,085,295

			35,529,470

Mexico – 3.1%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	2,232,118	114,820,985
8.50%, 02/28/2030		1,662,628	92,589,418

			207,410,403

	Principal Amount (000)		U.S. $ Value

Poland – 0.2%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	34,021	$9,360,632

South Korea – 0.7%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	32,285,770	21,649,752
Series 5509 2.625%, 09/10/2055		38,612,440	23,587,305

			45,237,057

Spain – 2.4%
Spain Government Bond 3.20%, 10/31/2035(a)	EUR	120,691	140,847,514
3.50%, 01/31/2041(a)		13,189	15,096,028

			155,943,542

Thailand – 0.4%
Thailand Government Bond 2.41%, 03/17/2035	THB	823,923	27,916,096

United Kingdom – 4.8%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	42,708	27,161,362
3.50%, 01/22/2045(a)		1,810	1,966,197
3.75%, 10/22/2053(a)		158	167,938
4.00%, 10/22/2031(a)		115,591	155,111,003
4.25%, 12/07/2040(a)		38,665	48,484,629
4.375%, 03/07/2030(a)		26,745	36,673,776
4.375%, 01/31/2040(a)		31,839	40,736,464
4.75%, 12/07/2030(a)		6,610	9,253,997

			319,555,366

United States – 10.7%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	83,693,993
1.125%, 08/15/2040		122,779	77,394,128
2.50%, 02/15/2045		98,736	70,199,199
3.00%, 11/15/2045		16,638	12,761,865
4.50%, 11/15/2054		2,585	2,448,884
4.75%, 05/15/2055		75,018	74,042,181
U.S. Treasury Notes 0.625%, 11/30/2027		51,826	49,119,115
1.25%, 05/31/2028		188,151	178,434,295
3.375%, 11/30/2027		1,010	1,008,185
3.50%, 01/31/2030		46,288	46,056,958
3.625%, 10/31/2030		108,643	108,303,491
4.00%, 07/31/2032		5,393	5,429,866

			708,892,160

Total Governments - Treasuries (cost $3,059,817,002)			2,933,371,254

CORPORATES - INVESTMENT GRADE – 24.0%
Industrial – 10.7%
Basic – 0.8%
Air Liquide Finance SA Series E 3.375%, 05/29/2034(a)	EUR	300	352,047
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	200	169,750
4.25%, 09/18/2029(a)		1,496	1,397,358
Amcor Flexibles North America, Inc. 4.80%, 03/17/2028		137	138,857
Amcor UK Finance PLC 3.20%, 11/17/2029	EUR	4,692	5,514,378

	Principal Amount (000)		U.S. $ Value

Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	$295,453
2.875%, 03/17/2031(a)		316	291,920
5.75%, 04/05/2034(a)		200	210,021
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		403	391,192
3.75%, 10/01/2030		208	199,589
Antofagasta PLC 6.25%, 05/02/2034(a)		460	493,291
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	230	253,275
Series E 3.18%, 09/04/2031(a)		360	420,434
BHP Billiton Finance USA Ltd. 4.125%, 02/24/2042	U.S.$	468	405,861
5.00%, 09/30/2043		392	373,878
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	232,388
6.18%, 05/05/2032(a)		240	247,548
Dow Chemical Co. (The) 4.80%, 01/15/2031		57	56,668
5.55%, 11/30/2048		435	382,350
5.65%, 03/15/2036		57	56,789
6.90%, 05/15/2053		67	68,788
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	320,800
5.315%, 04/14/2032(a)		204	207,618
Freeport-McMoRan, Inc. 4.25%, 03/01/2030		420	416,689
5.45%, 03/15/2043		220	213,250
Fresnillo PLC 4.25%, 10/02/2050(a)		240	191,700
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	16,025	18,991,802
4.15%, 04/29/2031(a)		665	805,837
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)	U.S.$	200	210,250
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	192,338
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	187,186
LYB International Finance III LLC 5.125%, 01/15/2031		56	56,231
5.875%, 01/15/2036		269	267,852
6.15%, 05/15/2035		12	12,318
Ma’aden Sukuk Ltd. 5.50%, 02/13/2035(a)		262	271,347
MEGlobal BV 2.625%, 04/28/2028(a)		260	249,600
Mondi Finance PLC Series E 3.75%, 05/31/2032(a)	EUR	231	272,977
3.75%, 05/18/2033(a)		353	411,922
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034	U.S.$	507	531,146
Nexa Resources SA 6.75%, 04/09/2034(a)		230	246,055
OCP SA 6.70%, 03/01/2036(a)		240	256,874
7.50%, 05/02/2054(a)		270	298,345
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		10,689	10,539,354
7.50%, 05/13/2035(a)		768	745,045
POSCO 5.75%, 01/17/2028(a)		200	205,980
SIG Combibloc PurchaseCo SARL 3.75%, 03/19/2030(a)	EUR	100	118,893

	Principal Amount (000)		U.S. $ Value

SKF AB 3.125%, 09/14/2028(a)	EUR	369	$436,341
Smurfit Kappa Treasury ULC 3.49%, 11/24/2031		1,289	1,514,349
SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,664	1,636,381
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		550	555,792
6.50%, 11/07/2033(a)		250	270,428
Steel Dynamics, Inc. 4.00%, 12/15/2028		56	55,944
Suzano Austria GmbH 3.125%, 01/15/2032		300	267,618
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		355	354,219
6.125%, 06/12/2033		200	213,754

			53,478,070

Capital Goods – 0.5%
3M Co. 2.375%, 08/26/2029		786	741,186
2.875%, 10/15/2027		752	739,325
3.05%, 04/15/2030		71	67,838
3.375%, 03/01/2029		180	176,409
Series E 1.75%, 05/15/2030	EUR	597	664,207
ABB Finance BV Series E 3.375%, 01/15/2034(a)		209	245,288
BAE Systems PLC 5.00%, 03/26/2027(a)	U.S.$	679	687,334
Boeing Co. (The) 3.25%, 02/01/2028		99	97,328
Bouygues SA 4.625%, 06/07/2032(a)	EUR	100	125,492
Carrier Global Corp. 4.125%, 05/29/2028		247	298,901
Caterpillar Financial Services Corp. 3.95%, 11/14/2028	U.S.$	319	319,673
Caterpillar, Inc. 4.75%, 05/15/2064		774	681,458
CNH Industrial Capital LLC 4.55%, 04/10/2028		674	678,703
5.10%, 04/20/2029		177	180,894
CNH Industrial Finance Europe SA Series E 1.75%, 03/25/2027(a)	EUR	100	116,465
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		359	427,364
CRH America Finance, Inc. 4.40%, 02/09/2031	U.S.$	58	58,033
CRH SMW Finance DAC 5.125%, 01/09/2030		673	694,223
5.20%, 05/21/2029		666	687,849
Series E 4.00%, 07/11/2027(a)	EUR	190	228,096
Eaton Capital ULC 4.45%, 05/09/2030	U.S.$	228	230,595
FCC Servicios Medio Ambiente Holding SA 3.715%, 10/08/2031(a)	EUR	100	117,548
General Electric Co. Series E 4.125%, 09/19/2035(a)		153	187,210
Heraeus Finance GmbH 2.625%, 06/09/2027(a)		100	117,076
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,513,445

	Principal Amount (000)		U.S. $ Value

Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	$113,275
3.00%, 09/15/2028		502	593,425
L3Harris Technologies, Inc. 5.40%, 01/15/2027	U.S.$	453	459,513
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	201,573
Northrop Grumman Corp. 3.25%, 01/15/2028	U.S.$	754	743,985
4.90%, 06/01/2034		417	422,668
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	8,422	9,840,984
RTX Corp. 2.15%, 05/18/2030		647	732,343
3.50%, 03/15/2027	U.S.$	548	545,258
5.75%, 01/15/2029		600	627,549
6.40%, 03/15/2054		134	147,490
Siemens Financieringsmaatschappij NV 3.625%, 02/24/2043(a)	EUR	500	553,409
3.625%, 02/22/2044(a)		100	110,180
Smiths Group PLC Series E 2.00%, 02/23/2027(a)		203	237,063
Stanley Black & Decker, Inc. 4.25%, 11/15/2028	U.S.$	641	641,882
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		210	192,373
Veralto Corp. 4.15%, 09/19/2031	EUR	521	634,860

			33,879,770

Communications - Media – 0.5%
Comcast Corp. 2.94%, 11/01/2056	U.S.$	608	341,914
Cox Communications, Inc. 5.80%, 12/15/2053(a)		775	661,939
5.95%, 09/01/2054(a)		285	249,753
Grupo Televisa SAB 4.625%, 01/30/2026		200	199,078
5.00%, 05/13/2045		270	179,550
6.625%, 01/15/2040		350	304,920
8.50%, 03/11/2032		231	244,452
Informa PLC Series E 3.375%, 06/09/2031(a)	EUR	124	145,348
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	61	49,692
4.65%, 08/15/2062		1,572	1,268,590
5.50%, 11/15/2045		291	282,831
5.55%, 08/15/2064		689	640,033
5.75%, 05/15/2063		753	723,592
5.75%, 11/15/2065		19,011	18,160,829
Paramount Global 4.375%, 03/15/2043		12	8,354
4.60%, 01/15/2045		417	290,004
4.90%, 08/15/2044		131	94,325
4.95%, 01/15/2031		589	565,342
4.95%, 05/19/2050		751	528,990
Prosus NV 3.68%, 01/21/2030(a)		792	758,340
3.83%, 02/08/2051(a)		1,120	749,405
4.99%, 01/19/2052(a)		380	302,457
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	400	494,730
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	476,636
2.88%, 04/22/2031(a)		200	188,530
Series G 3.10%, 09/23/2055(a)	CNH	28,900	4,184,323

	Principal Amount (000)		U.S. $ Value

Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	U.S.$	360	$415,530
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	113,367
5.50%, 09/01/2041	U.S.$	150	131,579
6.75%, 06/15/2039		355	359,023

			33,113,456

Communications - Telecommunications – 0.5%
America Movil SAB de CV 6.125%, 11/15/2037		200	215,188
6.125%, 03/30/2040		300	319,593
AT&T, Inc. 2.30%, 06/01/2027		393	384,173
4.60%, 09/19/2028(a)	AUD	6,050	4,000,652
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)	U.S.$	200	180,918
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	714	502,020
5.85%, 11/10/2032		10,096	8,077,368
Global Switch Holdings Ltd. Series E 2.25%, 05/31/2027(a)	EUR	546	636,134
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	387,265
4.625%, 10/10/2034(a)		200	200,063
PLDT, Inc. 2.50%, 01/23/2031(a)		200	182,750
SES SA Series E 4.125%, 06/24/2030(a)	EUR	166	195,465
SingTel Group Treasury Pte. Ltd. Series E 2.375%, 08/28/2029(a)	U.S.$	290	273,769
TDC Net A/S Series E 5.06%, 05/31/2028(a)	EUR	111	135,871
5.62%, 02/06/2030(a)		237	297,251
Telefonica Emisiones SA 4.10%, 03/08/2027	U.S.$	150	149,922
Series E 4.055%, 01/24/2036(a)	EUR	400	466,629
TELUS Corp. 3.40%, 05/13/2032	U.S.$	521	480,605
4.95%, 02/18/2031	CAD	762	583,424
6.625%, 06/09/2056	U.S.$	4,722	4,720,382
7.00%, 10/15/2055		303	315,144
Series CAG 5.25%, 11/15/2032	CAD	10,638	8,240,167
Verizon Communications, Inc. Series 20Y 2.875%, 01/15/2038	EUR	263	274,435
4.50%, 08/17/2027(a)	AUD	5,520	3,675,016
4.75%, 01/15/2033	U.S.$	56	55,958
5.875%, 11/30/2055		56	55,363
6.00%, 11/30/2065		56	55,332
Vodafone Group PLC Series E 6.375%, 07/03/2050(a)	GBP	100	137,470

			35,198,327

Consumer Cyclical - Automotive – 0.9%
American Honda Finance Corp. 3.50%, 06/27/2031	EUR	349	409,911
Series E 1.50%, 10/19/2027	GBP	100	128,357
3.65%, 04/23/2031	EUR	528	625,968

	Principal Amount (000)		U.S. $ Value

Aptiv Swiss Holdings Ltd. 4.25%, 06/11/2036	EUR	256	$299,273
BorgWarner, Inc. 1.00%, 05/19/2031		640	661,465
Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	9,437,440
Ford Motor Credit Co. LLC 3.815%, 11/02/2027	U.S.$	676	665,765
4.87%, 08/03/2027	EUR	557	673,764
5.11%, 05/03/2029	U.S.$	1,311	1,313,535
5.87%, 10/31/2035(b)		536	529,480
6.80%, 05/12/2028		200	208,671
7.35%, 03/06/2030		4,309	4,624,689
General Motors Financial Co., Inc. 2.40%, 04/10/2028		1,120	1,078,264
4.90%, 10/06/2029		2,587	2,628,130
5.55%, 07/15/2029		4,741	4,914,702
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,230,317
Hyundai Capital America 2.375%, 10/15/2027(a)	U.S.$	300	290,917
4.25%, 09/18/2028(a)		58	57,984
4.50%, 09/18/2030(a)		4,746	4,738,350
4.875%, 11/01/2027(a)		167	169,119
5.15%, 03/27/2030(a)		78	79,844
5.25%, 01/08/2027(a)		4,163	4,207,346
5.68%, 06/26/2028(a)		6,331	6,534,166
6.10%, 09/21/2028(a)		59	61,722
6.50%, 01/16/2029(a)		147	155,532
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	326,531
Lear Corp. 3.80%, 09/15/2027		704	700,525
Stellantis NV Series E 0.75%, 01/18/2029(a)	EUR	395	431,595
4.25%, 06/16/2031(a)		300	359,225
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	7,951,345
VW Credit Canada, Inc. 3.81%, 11/19/2030	CAD	350	253,816

			56,747,748

Consumer Cyclical - Entertainment – 0.1%
Polaris, Inc. 5.60%, 03/01/2031	U.S.$	4,299	4,344,832
Universal Music Group NV Series E 4.00%, 06/13/2031(a)	EUR	342	413,276

			4,758,108

Consumer Cyclical - Other – 0.5%
Flutter Treasury DAC 4.00%, 06/04/2031(a)		5,593	6,549,482
5.875%, 06/04/2031(a)	U.S.$	693	702,999
6.125%, 06/04/2031(a)	GBP	2,982	4,053,964
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	8,903	8,059,975
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		290	287,462
IHG Finance LLC Series E 3.625%, 09/27/2031(a)	EUR	202	238,096
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)	U.S.$	3,992	4,077,982
6.125%, 07/31/2032(a)		65	66,687

	Principal Amount (000)		U.S. $ Value

Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	$155,118
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	399,413
5.90%, 06/01/2027		284	289,430
Sands China Ltd. 2.85%, 03/08/2029(b)		277	262,132
3.25%, 08/08/2031(b)		450	415,372
4.375%, 06/18/2030(b)		499	491,583
Sekisui House US, Inc. 6.00%, 01/15/2043		5,890	5,507,772

			31,557,467

Consumer Cyclical - Retailers – 0.1%
Alimentation Couche-Tard, Inc. 3.65%, 05/12/2031(a)	EUR	204	243,487
AutoNation, Inc. 4.45%, 01/15/2029	U.S.$	3,942	3,953,143
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		460	419,889
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	177,809
El Puerto de Liverpool SAB de CV 6.66%, 01/22/2037(a)	U.S.$	200	214,980
Genuine Parts Co. 4.95%, 08/15/2029		683	694,420
Home Depot, Inc. (The) 5.30%, 06/25/2054		293	280,475
5.40%, 06/25/2064		213	203,761
Lowe’s Cos., Inc. 3.95%, 10/15/2027		323	323,283
Ralph Lauren Corp. 5.00%, 06/15/2032		508	522,168
Tapestry, Inc. 5.50%, 03/11/2035		673	688,612
Target Corp. 7.00%, 01/15/2038		639	746,944

			8,468,971

Consumer Non-Cyclical – 1.9%
Altria Group, Inc. 2.45%, 02/04/2032		746	660,015
3.125%, 06/15/2031	EUR	12,911	14,971,456
5.625%, 02/06/2035	U.S.$	500	519,819
5.95%, 02/14/2049		680	680,344
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	337	385,029
BAT Capital Corp. 4.625%, 03/22/2033	U.S.$	114	113,215
7.08%, 08/02/2053		561	636,720
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)	EUR	143	162,255
4.125%, 04/12/2032(a)		11,373	13,725,505
BAT Netherlands Finance BV Series E 5.375%, 02/16/2031(a)		300	383,934
Baxter International, Inc. 1.915%, 02/01/2027	U.S.$	239	233,258
2.54%, 02/01/2032		287	250,110
4.45%, 02/15/2029		32	32,082
4.90%, 12/15/2030		56	56,374
Bayer US Finance LLC 6.375%, 11/21/2030(a)		267	285,545
6.50%, 11/21/2033(a)		559	605,252

	Principal Amount (000)		U.S. $ Value

Bayer US Finance II LLC 4.375%, 12/15/2028(a)	U.S.$	398	$398,399
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)		200	203,076
BMS Ireland Capital Funding DAC 3.36%, 11/10/2033	EUR	191	221,943
4.58%, 11/10/2055		130	149,153
British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a) (c)		477	557,825
Cardinal Health, Inc. 3.41%, 06/15/2027	U.S.$	747	741,359
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,792	7,038,134
4.125%, 10/23/2030(a)	U.S.$	374	372,431
Cencora, Inc. 3.45%, 12/15/2027		683	677,096
Cencosud SA 4.375%, 07/17/2027(a)		230	230,000
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	180,410
Coca-Cola Co. (The) 1.25%, 03/08/2031	EUR	170	183,392
CommonSpirit Health 4.35%, 09/01/2030	U.S.$	3,378	3,365,845
5.32%, 12/01/2034		14,313	14,588,034
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030		711	656,992
Edwards Lifesciences Corp. 4.30%, 06/15/2028		399	401,491
Electrolux AB Series E 4.50%, 09/29/2028(a)	EUR	389	472,138
Eli Lilly & Co. 4.15%, 03/15/2059	U.S.$	79	62,686
5.10%, 02/09/2064		130	119,921
5.20%, 08/14/2064		596	561,083
5.60%, 02/12/2065		633	634,977
5.65%, 10/15/2065		57	57,519
GE HealthCare Technologies, Inc. 4.15%, 12/15/2028		58	58,166
General Mills, Inc. 3.60%, 04/17/2032	EUR	13,835	16,330,048
Haleon US Capital LLC 3.375%, 03/24/2029	U.S.$	717	700,048
HCA, Inc. 4.30%, 11/15/2030		128	127,509
Illumina, Inc. 4.75%, 12/12/2030		56	56,556
Imperial Brands Finance PLC 4.50%, 06/30/2028(a)		4,522	4,560,838
5.875%, 07/01/2034(a)		385	403,080
Series E 3.875%, 02/12/2034(a)	EUR	191	220,776
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)	U.S.$	490	459,375
JDE Peet’s NV Series E 0.50%, 01/16/2029(a)	EUR	228	247,964
Johnson & Johnson 3.70%, 02/26/2055		100	106,709
JT International Financial Services BV Series E 2.75%, 09/28/2033(a)	GBP	100	114,872
4.125%, 06/17/2035(a)	EUR	152	179,800
Kenvue, Inc. 5.05%, 03/22/2053	U.S.$	751	685,251
5.20%, 03/22/2063		742	673,942

	Principal Amount (000)		U.S. $ Value

Keurig Dr. Pepper, Inc. 3.95%, 04/15/2029	U.S.$	137	$135,436
5.05%, 03/15/2029		393	401,483
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	3,182	2,634,568
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	159	185,526
McKesson Corp. 4.65%, 05/30/2030	U.S.$	401	407,991
Medtronic Global Holdings SCA 0.75%, 10/15/2032	EUR	128	127,080
Merck & Co., Inc. 3.85%, 03/15/2029	U.S.$	272	272,005
4.15%, 03/15/2031		58	57,822
4.45%, 12/04/2032		58	58,109
4.75%, 12/04/2035		58	57,879
5.00%, 05/17/2053		679	624,426
5.15%, 05/17/2063		804	739,158
5.50%, 03/15/2046		58	57,926
5.55%, 12/04/2055		58	57,327
5.70%, 12/04/2065		214	211,993
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	224	266,673
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	34,880	5,015,645
Pfizer, Inc. 5.60%, 11/15/2055	U.S.$	56	55,533
5.70%, 11/15/2065		56	55,191
Philip Morris International, Inc. 1.75%, 11/01/2030		734	654,120
4.375%, 04/30/2030		433	435,727
5.125%, 11/17/2027		284	290,173
5.625%, 11/17/2029		32	33,646
5.625%, 09/07/2033		267	283,160
Reckitt Benckiser Treasury Services PLC 3.00%, 06/26/2027(a)		494	487,215
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		532	530,571
Saputo, Inc. 5.49%, 11/20/2030	CAD	20,702	16,227,888
Sudzucker International Finance BV 4.125%, 01/29/2032(a)	EUR	353	418,783
5.125%, 10/31/2027(a)		200	242,278
Sysco Corp. 5.10%, 09/23/2030	U.S.$	299	308,532
Thermo Fisher Scientific Finance I BV 3.63%, 12/01/2035	EUR	325	380,589
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	U.S.$	185	152,180
Viatris, Inc. 3.85%, 06/22/2040		331	254,016
4.00%, 06/22/2050		1,084	722,220

			123,342,620

Energy – 2.0%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)		200	188,080
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		303	303,153
APA Infrastructure Ltd. Series E 0.75%, 03/15/2029(a)	EUR	100	109,709
2.00%, 07/15/2030(a)		352	393,288
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	733	741,983

	Principal Amount (000)		U.S. $ Value

BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	3,699	$4,347,118
3.625%, 03/22/2029(a) (c)		8,895	10,453,235
4.25%, 03/22/2027(a) (c)	GBP	486	648,613
4.75%, 08/28/2029(a)	AUD	9,360	6,209,871
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	139,637
Cenovus Energy, Inc. 4.65%, 03/20/2031		4,582	4,569,284
5.40%, 03/20/2036		4,719	4,713,368
Colonial Enterprises, Inc. 5.63%, 11/15/2035(a)		208	209,843
ConocoPhillips Co. 4.025%, 03/15/2062		210	152,770
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		2,050	1,788,101
4.375%, 01/15/2028		204	203,519
DCC Group Finance Ireland DAC Series E 4.375%, 06/27/2031(a)	EUR	531	640,874
Enbridge, Inc. 5.30%, 04/05/2029	U.S.$	282	290,726
6.10%, 11/09/2032	CAD	16,978	13,753,989
Eni SpA 5.75%, 05/19/2035(a)	U.S.$	2,613	2,738,713
Enterprise Products Operating LLC 5.20%, 01/15/2036		366	372,507
Series E 5.25%, 08/16/2077		96	95,729
EOG Resources, Inc. 5.65%, 12/01/2054		199	195,085
5.95%, 07/15/2055		296	302,046
EQT Corp. 4.50%, 01/15/2029		5,952	5,961,918
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	209,086
Hanwha Energy USA Holdings Corp. 4.375%, 07/02/2028(a)		250	252,352
Harbour Energy PLC 6.33%, 04/01/2035(a)		149	151,265
Kinder Morgan, Inc. 2.25%, 03/16/2027	EUR	333	390,034
ONEOK Partners LP 6.65%, 10/01/2036	U.S.$	5,550	6,044,115
ONEOK, Inc. 5.40%, 10/15/2035		8,912	9,009,682
ORLEN SA 6.00%, 01/30/2035(a)		380	399,950
Ovintiv, Inc. 7.375%, 11/01/2031		461	514,434
Phillips 66 5.875%, 05/01/2042		737	745,720
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	243,766
Qatarenergy LNG S3 5.84%, 09/30/2027(a)		185	187,472
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		220	170,796
6.25%, 07/08/2032(a)		1,017	854,507
6.45%, 03/05/2034(a)		5,285	4,345,048
6.70%, 02/25/2037(a)		3,880	3,165,948
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	220,560
Santos Finance Ltd. 5.75%, 11/13/2035(a)		375	373,965
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	993,966
3.25%, 11/24/2050(a)		410	273,007
4.25%, 04/16/2039(a)		330	299,429

	Principal Amount (000)		U.S. $ Value

5.75%, 07/17/2054(a)	U.S.$	242	$235,950
5.875%, 07/17/2064(a)		280	271,950
Shell Finance US, Inc. 4.125%, 11/06/2030		57	56,998
4.75%, 01/06/2036		57	56,877
Suncor Energy, Inc. 4.34%, 09/13/2046	CAD	474	306,859
Targa Resources Corp. 4.35%, 01/15/2029	U.S.$	348	348,871
4.90%, 09/15/2030		95	96,856
5.55%, 08/15/2035		302	309,370
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		280	259,176
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	235,901
Terega SASU 0.625%, 02/27/2028(a)	EUR	100	112,062
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)	U.S.$	330	298,970
TotalEnergies Capital International SA Series E 1.66%, 07/22/2026(a)	GBP	300	399,405
TotalEnergies Capital SA 5.425%, 09/10/2064	U.S.$	671	630,441
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	13,772,033
4.12%, 11/19/2029(a) (c)		548	656,736
Series NC7 1.625%, 10/25/2027(a) (c)		1,650	1,879,009
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	177,088
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	120	119,626
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	202,477
Var Energi ASA 6.50%, 05/22/2035(a)		3,927	4,156,863
7.50%, 01/15/2028(a)		6,774	7,171,841
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		274	257,369
Williams Cos., Inc. (The) 3.75%, 06/15/2027		412	410,335
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)	EUR	12,200	12,705,724
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	75	77,111
6.00%, 05/19/2035		194	202,362

			133,776,521

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		305	245,179
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	237,565
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	539	647,568
Mitsui & Co., Ltd. 2.19%, 01/19/2027(a)	U.S.$	677	664,185

			1,794,497

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		430	389,946
2.80%, 11/28/2029(a)	CNH	97,910	14,290,023
5.25%, 05/26/2035	U.S.$	200	208,138

	Principal Amount (000)		U.S. $ Value

Amazon.com, Inc. 2.70%, 06/03/2060	U.S.$	1,096	$621,594
3.25%, 05/12/2061		133	85,033
4.10%, 04/13/2062		884	678,726
4.25%, 08/22/2057		845	678,587
4.65%, 11/20/2035		58	57,758
5.45%, 11/20/2055		695	679,195
5.55%, 11/20/2065		477	462,776
Booking Holdings, Inc. 4.00%, 03/01/2044	EUR	156	169,932
4.50%, 11/15/2031		3,282	4,084,763
4.75%, 11/15/2034		241	304,085
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	610,109
eBay, Inc. 4.25%, 03/06/2029	U.S.$	57	57,198
Fiserv Funding ULC 3.50%, 06/15/2032	EUR	10,822	12,453,255
Global Payments, Inc. 4.50%, 11/15/2028	U.S.$	2,555	2,560,213
4.875%, 11/15/2030		2,974	2,976,770
4.875%, 03/17/2031	EUR	8,602	10,524,049
5.20%, 11/15/2032	U.S.$	48	47,991
Meituan 4.50%, 04/02/2028(a)		200	200,769
4.50%, 05/05/2031(a)		260	257,134
MercadoLibre, Inc. 4.90%, 01/15/2033		350	346,658
Moody’s Corp. 3.25%, 01/15/2028		295	291,159
Nexi SpA Series E 3.875%, 05/21/2031(a)	EUR	558	658,775
S&P Global, Inc. 4.25%, 01/15/2031(a)	U.S.$	214	214,067

			53,908,703

Technology – 1.6%
Alphabet, Inc. 2.25%, 08/15/2060		1,107	567,466
2.50%, 05/06/2029	EUR	5,446	6,370,108
3.125%, 11/06/2034		239	274,194
4.00%, 11/06/2044		274	313,880
4.375%, 11/06/2064		160	179,276
4.70%, 11/15/2035	U.S.$	155	155,099
5.25%, 05/15/2055		42	40,252
5.30%, 05/15/2065		1,186	1,115,918
5.70%, 11/15/2075		7,145	7,040,814
Amphenol Corp. 3.80%, 11/15/2027		58	57,958
4.125%, 11/15/2030		58	57,700
4.375%, 06/12/2028		55	55,528
4.40%, 02/15/2033		58	57,390
4.625%, 02/15/2036		58	56,876
5.375%, 11/15/2054		175	169,981
Apple, Inc. 2.55%, 08/20/2060		1,292	720,306
2.80%, 02/08/2061		1,128	661,769
2.85%, 08/05/2061		1,044	617,085
4.10%, 08/08/2062		697	547,502
Baidu, Inc. 2.375%, 08/23/2031		320	291,878
2.70%, 03/12/2030(a)	CNH	47,140	6,853,468
3.00%, 03/12/2035(a)		46,220	6,757,908
Broadcom, Inc. 4.15%, 04/15/2032(a)	U.S.$	377	368,600
4.20%, 10/15/2030		278	277,768

	Principal Amount (000)		U.S. $ Value

Cadence Design Systems, Inc. 4.20%, 09/10/2027	U.S.$	688	$692,233
4.30%, 09/10/2029		204	204,978
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029		436	419,999
Cisco Systems, Inc. 4.85%, 02/26/2029		145	148,895
5.05%, 02/26/2034		591	608,348
5.30%, 02/26/2054		361	346,223
5.35%, 02/26/2064		759	719,387
Constellation Software, Inc./Canada 5.16%, 02/16/2029(a)		83	84,563
5.46%, 02/16/2034(a)		683	688,786
Dell International LLC/EMC Corp. 4.15%, 02/15/2029		375	374,683
4.50%, 02/15/2031		57	56,967
4.75%, 04/01/2028		78	79,141
8.35%, 07/15/2046		541	686,937
DXC Capital Funding DAC 4.25%, 12/09/2030(a)	EUR	1,975	2,320,021
Fiserv, Inc. 2.65%, 06/01/2030	U.S.$	362	333,811
4.40%, 07/01/2049		853	669,800
4.50%, 05/24/2031	EUR	4,609	5,595,009
5.35%, 03/15/2031	U.S.$	674	691,552
Fortive Corp. 3.70%, 08/15/2029	EUR	100	120,031
Foundry JV Holdco LLC 5.90%, 01/25/2030(a)	U.S.$	216	226,041
5.90%, 01/25/2033(a)		6,027	6,312,414
6.10%, 01/25/2036(a)		300	314,160
6.15%, 01/25/2032(a)		1,156	1,224,655
6.25%, 01/25/2035(a)		3,565	3,783,199
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	184,011
Hewlett Packard Enterprise Co. 4.05%, 09/15/2027		57	57,018
4.40%, 09/25/2027		380	381,989
5.60%, 10/15/2054		698	647,416
6.35%, 10/15/2045(b)		526	540,174
Honeywell International, Inc. 0.75%, 03/10/2032	EUR	7,272	7,332,756
1.10%, 03/01/2027	U.S.$	410	397,489
2.70%, 08/15/2029		611	583,088
3.375%, 03/01/2030	EUR	100	118,804
3.75%, 05/17/2032		4,468	5,320,792
4.25%, 01/15/2029	U.S.$	488	491,753
4.95%, 02/15/2028		13	13,274
HP, Inc. 3.00%, 06/17/2027		405	398,849
Intel Corp. 3.75%, 03/25/2027		407	405,209
International Business Machines Corp. 3.625%, 02/06/2031	EUR	140	167,976
Juniper Networks, Inc. 3.75%, 08/15/2029	U.S.$	347	338,821
Lam Research Corp. 1.90%, 06/15/2030		320	291,209
4.00%, 03/15/2029		192	192,175
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		448	425,694
Microsoft Corp. 2.675%, 06/01/2060		1,335	765,978
NVIDIA Corp. 3.50%, 04/01/2050		256	189,839
Oracle Corp. 2.30%, 03/25/2028		257	245,132

	Principal Amount (000)		U.S. $ Value

2.80%, 04/01/2027	U.S.$	552	$541,302
4.10%, 03/25/2061		362	233,348
4.375%, 05/15/2055		332	229,579
4.80%, 08/03/2028		644	646,926
4.80%, 09/26/2032		833	804,452
5.20%, 09/26/2035		40	38,398
5.25%, 02/03/2032		34	33,943
5.375%, 07/15/2040		178	159,488
5.375%, 09/27/2054		5,128	4,153,701
5.55%, 02/06/2053		35	29,120
5.875%, 09/26/2045		57	51,596
5.95%, 09/26/2055		14,288	12,684,188
6.00%, 08/03/2055		379	334,936
6.10%, 09/26/2065		322	284,321
6.125%, 08/03/2065		136	120,266
6.50%, 04/15/2038		382	390,203
6.90%, 11/09/2052		539	533,202
ServiceNow, Inc. 1.40%, 09/01/2030		779	686,577
SK hynix, Inc. 6.50%, 01/17/2033(a)		210	231,756
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	476,334
2.25%, 04/23/2031(a)		790	716,648

			103,180,287

Transportation - Airlines – 0.1%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		466	467,841
AS Mileage Plan IP Ltd. 5.31%, 10/20/2031(a)		173	174,627
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		730	734,418
Southwest Airlines Co. 4.375%, 11/15/2028		4,476	4,484,942
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027		399	408,089
United Airlines, Inc. 4.375%, 04/15/2026(a)		2,341	2,339,672

			8,609,589

Transportation - Railroads – 0.1%
Burlington Northern Santa Fe LLC 5.55%, 03/15/2056		58	57,270
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	214,882
East Japan Railway Co. Series E 3.98%, 09/05/2032(a)	EUR	100	122,248
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	5,810	828,649
2.15%, 09/04/2028(a)		14,600	2,082,171
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	367	355,618
5.875%, 07/05/2034(a)		217	224,896
MTR Corp., Ltd. Series E 3.05%, 09/20/2054(a)	CNH	40,000	5,957,797

			9,843,531

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	520	461,240
3.83%, 02/02/2032(a)		290	261,090
4.375%, 07/03/2029(a)		200	193,750

	Principal Amount (000)		U.S. $ Value

Aeroporti di Roma SpA Series E 4.875%, 07/10/2033(a)	EUR	199	$249,972
East Japan Railway Co. Series E 4.11%, 02/22/2043(a)		476	546,973
Element Fleet Management Corp. 4.64%, 11/24/2030(a)	U.S.$	56	56,116
ENA Master Trust 4.00%, 05/19/2048(a)		490	377,040
FedEx Corp. 3.50%, 07/30/2032	EUR	188	219,632
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	10,310	14,941,327
Series E 3.875%, 01/16/2036(a)	EUR	627	727,425
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	248,843
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)	EUR	244	287,493
4.00%, 01/22/2037(a)		100	116,719
4.875%, 01/17/2043(a)	GBP	100	118,143
Sats Treasury Pte. Ltd. Series G 4.83%, 01/23/2029(a)	U.S.$	200	203,498
Sixt SE Series E 5.125%, 10/09/2027(a)	EUR	176	214,898

			19,224,159

			710,881,824

Financial Institutions – 10.7%
Banking – 8.3%
Abanca Corp. Bancaria SA Series E 8.375%, 09/23/2033(a)		300	393,229
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (c)		5,200	6,164,219
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	1,761	1,819,598
Ally Financial, Inc. 5.54%, 01/17/2031		4,577	4,683,266
5.74%, 05/15/2029		320	327,963
6.85%, 01/03/2030		1,627	1,725,926
8.00%, 11/01/2031		398	451,664
American Express Co. 3.43%, 05/20/2032	EUR	7,300	8,622,189
4.80%, 10/24/2036	U.S.$	58	57,333
5.67%, 04/25/2036		386	407,835
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		3,600	3,835,188
7.88%, 11/15/2034		7,400	8,622,328
Series G 3.50%, 02/10/2027(a)	EUR	400	474,244
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)	U.S.$	510	503,146
Banco de Sabadell SA Series E 6.00%, 08/16/2033(a)	EUR	300	374,137
Banco Santander SA 1.72%, 09/14/2027	U.S.$	800	786,534
3.80%, 02/23/2028		600	595,550
4.175%, 03/24/2028		11,800	11,805,614
4.38%, 04/12/2028		600	603,002
5.365%, 07/15/2028		200	203,802
6.03%, 01/17/2035		200	214,668

	Principal Amount (000)		U.S. $ Value

6.92%, 08/08/2033	U.S.$	400	$443,922
Series E 0.625%, 06/24/2029(a)	EUR	300	334,429
1.75%, 02/17/2027(a)	GBP	100	131,230
3.50%, 01/09/2030(a)	EUR	200	239,395
4.875%, 10/18/2031(a)		200	252,848
5.75%, 08/23/2033(a)		7,000	8,699,576
Bangkok Bank PCL/Hong Kong 4.51%, 11/26/2030(a)	U.S.$	497	498,049
9.025%, 03/15/2029(a)		440	492,998
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	251,441
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	289,024
7.13%, 07/18/2033(a)		410	428,018
Bank of America Corp. 2.55%, 02/04/2028		253	248,943
3.705%, 04/24/2028		643	640,063
3.97%, 03/05/2029		560	558,964
3.97%, 02/07/2030		97	96,465
Series B 8.05%, 06/15/2027		930	977,286
Series E 3.26%, 01/28/2031(a)	EUR	2,455	2,896,716
Bank of East Asia Ltd. (The) Series E 4.875%, 04/22/2032(a)	U.S.$	300	299,790
6.75%, 03/15/2027(a)		250	251,000
6.75%, 06/27/2034(a)		470	492,137
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,788	3,935,079
Series E 4.625%, 11/13/2029(a)	EUR	1,944	2,393,711
Bank of Montreal 3.09%, 01/10/2037	U.S.$	3,515	3,162,401
4.06%, 09/22/2028		58	58,020
4.57%, 09/10/2027		316	317,148
4.64%, 09/10/2030		403	408,263
Series E 3.75%, 07/10/2030(a)	EUR	533	639,943
Bank of New York Mellon (The) 4.73%, 04/20/2029	U.S.$	250	254,112
Bank of New York Mellon Corp. (The) 5.61%, 07/21/2039		712	747,512
Bank of Nova Scotia (The) 3.73%, 06/27/2031	CAD	500	366,228
4.04%, 09/15/2028	U.S.$	57	56,996
4.40%, 09/08/2028		407	409,285
4.59%, 05/04/2037		4,663	4,545,268
4.93%, 02/14/2029		299	304,771
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(a)	EUR	300	323,309
5.13%, 05/24/2027(a)	AUD	8,450	5,656,622
Series E 0.625%, 11/03/2028(a)	EUR	200	220,811
4.375%, 05/02/2030(a)		200	245,043
Barclays PLC 5.09%, 06/20/2030	U.S.$	612	622,788
6.22%, 05/09/2034		200	215,458
7.09%, 11/06/2029(a)	GBP	1,924	2,760,357
Series E 3.25%, 02/12/2027(a)		100	133,330
4.92%, 08/08/2030(a)	EUR	254	316,214
5.26%, 01/29/2034(a)		132	169,547
8.41%, 11/14/2032(a)	GBP	5,875	8,413,559
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)	U.S.$	240	239,160

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 2.16%, 09/15/2029(a)	U.S.$	710	$671,757
2.87%, 04/19/2032(a)		445	406,779
4.79%, 05/09/2029(a)		304	307,582
Series E 0.50%, 02/19/2028(a)	EUR	200	229,490
0.50%, 09/01/2028(a)		100	113,359
2.00%, 05/24/2031(a)	GBP	6,500	8,673,386
2.75%, 07/25/2028(a)	EUR	500	587,989
3.695%, 02/24/2028(a)	AUD	1,800	1,182,872
3.78%, 01/19/2036(a)	EUR	300	351,434
4.04%, 01/10/2032(a)		1,100	1,329,901
6.00%, 08/18/2029(a)	GBP	300	420,493
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	646	580,113
5.08%, 10/23/2029(a)	AUD	500	333,107
5.25%, 04/16/2029(a)	GBP	500	680,213
5.39%, 05/28/2031(a)	U.S.$	354	363,872
5.88%, 01/14/2031(a)		297	310,421
6.27%, 10/24/2028(a)	AUD	2,870	1,979,759
Series E 4.625%, 03/02/2030(a)	EUR	500	615,048
BPER Banca SpA Series E 3.625%, 01/15/2031(a)		552	657,304
CaixaBank SA 4.885%, 07/03/2031(a)	U.S.$	514	521,816
6.84%, 09/13/2034(a)		5,190	5,797,330
Series E 6.25%, 02/23/2033(a)	EUR	400	496,564
6.875%, 10/25/2033(a)	GBP	100	141,676
Canadian Imperial Bank of Commerce 3.65%, 12/10/2028	CAD	1,280	941,429
4.86%, 03/30/2029	U.S.$	576	585,533
Series E 3.25%, 07/16/2031(a)	EUR	497	582,060
Capital One Financial Corp. 1.65%, 06/12/2029		377	420,143
2.36%, 07/29/2032	U.S.$	159	139,225
4.49%, 09/11/2031		568	566,841
5.20%, 09/11/2036		57	56,726
5.82%, 02/01/2034		516	540,312
6.18%, 01/30/2036		515	538,295
7.62%, 10/30/2031		14	15,818
7.96%, 11/02/2034		635	748,618
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	444,857
Citigroup, Inc. 2.93%, 10/22/2030	EUR	598	697,620
3.67%, 07/24/2028	U.S.$	144	143,114
3.89%, 01/10/2028		653	651,750
3.98%, 03/20/2030		304	301,259
4.50%, 09/11/2031		9,539	9,564,775
4.64%, 05/07/2028		55	55,444
4.79%, 03/04/2029		593	601,689
5.59%, 11/19/2034		10,677	10,946,552
5.83%, 02/13/2035		282	293,324
6.02%, 01/24/2036		402	421,741
6.17%, 05/25/2034		604	642,987
6.625%, 02/15/2031(c)		2,005	2,032,573
Series AA 7.625%, 11/15/2028(c)		1,138	1,191,374
Series E 3.75%, 05/14/2032(a)	EUR	401	478,170
Series VAR 3.07%, 02/24/2028	U.S.$	649	641,633

	Principal Amount (000)		U.S. $ Value

Series Y 4.15%, 11/15/2026(c)	U.S.$	7,121	$7,041,741
Citizens Financial Group, Inc. 5.25%, 03/05/2031		255	261,876
5.72%, 07/23/2032		657	689,601
5.84%, 01/23/2030		273	284,792
Commerzbank AG Series E 4.875%, 10/16/2034(a)	EUR	300	368,753
5.125%, 01/18/2030(a)		200	249,081
8.625%, 02/28/2033(a)	GBP	100	144,276
Cooperatieve Rabobank UA 1.11%, 02/24/2027(a)	U.S.$	643	640,101
4.375%, 06/29/2027(a) (c)	EUR	200	236,228
Cooperatieve Rabobank UA/NY 3.96%, 10/17/2028	U.S.$	424	425,806
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,447,663
2.625%, 03/17/2027(a)	EUR	156	183,275
4.82%, 09/25/2033(a)	U.S.$	5,556	5,557,909
5.22%, 05/27/2031(a)		6,778	6,967,066
5.41%, 01/18/2029(a)	AUD	4,970	3,353,179
5.75%, 11/29/2027(a)	GBP	1,200	1,640,977
6.06%, 01/16/2035(a)	AUD	4,670	3,132,046
Series E 0.50%, 09/21/2029(a)	EUR	800	881,820
Credit Agricole SA/London Series E 1.75%, 03/05/2029(a)		300	339,298
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		800	903,719
Danske Bank A/S Series E 2.25%, 01/14/2028(a)	GBP	6,550	8,653,201
Deutsche Bank AG 1.375%, 02/17/2032(a)	EUR	100	105,902
Series E 1.625%, 01/20/2027(a)		100	116,459
1.75%, 11/19/2030(a)		700	776,711
1.875%, 12/22/2028(a)	GBP	100	128,446
4.00%, 07/12/2028(a)	EUR	100	119,735
4.125%, 04/04/2030(a)		4,800	5,802,387
Deutsche Bank AG/New York NY 2.55%, 01/07/2028	U.S.$	716	704,416
3.55%, 09/18/2031		615	586,161
3.73%, 01/14/2032		9,644	9,130,179
3.74%, 01/07/2033		2,987	2,776,823
4.47%, 12/10/2031		150	149,658
5.00%, 09/11/2030		151	153,417
6.82%, 11/20/2029		150	159,955
7.08%, 02/10/2034		200	219,885
DNB Bank ASA Series E 4.00%, 08/17/2027(a)	GBP	316	425,546
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	300	297,633
Fifth Third Bancorp 8.25%, 03/01/2038		499	613,020
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	477,900
5.80%, 01/16/2035(a)		340	349,840
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/2028		653	642,838
3.615%, 03/15/2028		426	423,546
3.69%, 06/05/2028		686	682,507

	Principal Amount (000)		U.S. $ Value

3.81%, 04/23/2029	U.S.$	412	$409,542
4.15%, 10/21/2029		58	57,982
4.22%, 05/01/2029		692	693,279
4.37%, 10/21/2031		58	57,879
4.48%, 08/23/2028		183	184,233
4.94%, 04/23/2028		68	68,776
5.21%, 01/28/2031		117	120,832
5.22%, 04/23/2031		50	51,626
5.54%, 01/28/2036		53	55,042
Series E 3.50%, 01/23/2033(a)	EUR	259	304,832
HSBC Holdings PLC 0.77%, 11/13/2031(a)		344	358,732
2.01%, 09/22/2028	U.S.$	327	315,712
2.85%, 06/04/2031		244	228,286
3.00%, 05/29/2030	GBP	100	128,486
4.04%, 03/13/2028	U.S.$	489	488,420
4.90%, 03/03/2029		691	701,393
5.55%, 03/04/2030		4,783	4,961,454
5.73%, 05/17/2032		250	263,587
5.74%, 09/10/2036		522	538,857
5.87%, 11/18/2035		2,672	2,793,516
6.36%, 11/16/2032(a)	EUR	8,812	10,977,281
6.50%, 05/02/2036	U.S.$	100	108,066
6.50%, 09/15/2037		552	598,720
7.40%, 11/13/2034		319	364,672
8.11%, 11/03/2033		656	769,275
Series E 4.79%, 03/10/2032(a)	EUR	382	478,281
5.75%, 12/20/2027(a)	GBP	84	115,797
7.00%, 04/07/2038(a)		100	147,085
ING Groep NV 0.25%, 02/18/2029(a)	EUR	400	445,433
0.375%, 09/29/2028(a)		400	452,107
1.75%, 02/16/2031(a)		100	111,142
4.02%, 03/28/2028	U.S.$	703	703,246
4.125%, 08/24/2033(a)	EUR	100	120,034
4.50%, 05/23/2029(a)		500	609,682
4.86%, 03/25/2029	U.S.$	286	290,301
Series E 2.125%, 05/26/2031(a)	EUR	200	234,797
4.125%, 05/20/2036(a)		9,900	11,844,131
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	360,056
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	199,556
5.71%, 01/15/2026(a)		5,580	5,582,302
6.625%, 06/20/2033(a)		204	225,061
7.20%, 11/28/2033(a)		2,257	2,582,852
8.25%, 11/21/2033(a)		473	559,548
Series E 6.625%, 05/31/2033(a)	GBP	293	430,827
JPMorgan Chase & Co. 2.95%, 02/24/2028	U.S.$	720	711,376
3.51%, 01/23/2029		235	232,718
4.98%, 07/22/2028		274	277,977
5.57%, 04/22/2028		272	277,427
6.07%, 10/22/2027		1,048	1,064,353
Series E 0.39%, 02/24/2028(a)	EUR	172	197,264
1.64%, 05/18/2028(a)		166	192,673
4.46%, 11/13/2031(a)		13,850	17,180,891
Kasikornbank PCL/Hong Kong 5.46%, 03/07/2028(a)	U.S.$	240	245,964
KBC Group NV 4.45%, 09/23/2031(a)		200	199,673
5.80%, 01/19/2029(a)		300	309,719

	Principal Amount (000)		U.S. $ Value

Series E 0.125%, 01/14/2029(a)	EUR	100	$111,676
4.25%, 11/28/2029(a)		500	610,241
4.375%, 04/19/2030(a)		100	122,555
6.15%, 03/19/2034(a)	GBP	7,900	11,054,182
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	194,754
Kookmin Bank 2.50%, 11/04/2030(a)		410	372,846
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	284,021
4.75%, 05/23/2028(a)	AUD	1,430	947,223
5.39%, 06/10/2027		5,930	3,973,145
5.72%, 06/05/2030	U.S.$	200	209,503
5.80%, 03/17/2029	AUD	3,450	2,336,748
6.07%, 06/13/2036	U.S.$	202	212,946
Series 3 1.05%, 12/15/2026	JPY	100,000	635,285
Series E 4.00%, 05/09/2035(a)	EUR	3,996	4,772,044
4.75%, 09/21/2031(a)		5,171	6,466,293
Series MTN. 7.09%, 08/31/2033(a)	AUD	600	415,078
M&T Bank Corp. 5.18%, 07/08/2031	U.S.$	55	56,426
Macquarie Group Ltd. 1.935%, 04/14/2028(a)		4,261	4,143,829
Mitsubishi UFJ Financial Group, Inc. Series E 4.64%, 06/07/2031(a)	EUR	240	298,681
Mizuho Financial Group, Inc. Series E 0.80%, 04/15/2030(a)		297	316,924
4.42%, 05/20/2033(a)		168	207,389
4.61%, 08/28/2030(a)		309	385,785
Morgan Stanley 0.495%, 10/26/2029		1,008	1,107,362
2.475%, 01/21/2028	U.S.$	676	665,174
3.52%, 05/22/2031	EUR	18,605	22,095,106
3.79%, 03/21/2030		247	296,885
4.21%, 04/20/2028	U.S.$	640	641,291
4.66%, 03/02/2029	EUR	100	122,055
4.99%, 04/12/2029	U.S.$	621	633,363
5.19%, 04/17/2031		4,369	4,503,988
5.83%, 04/19/2035		127	134,974
6.63%, 11/01/2034		72	80,460
Series G 2.70%, 01/22/2031		474	444,800
3.15%, 11/07/2031	EUR	591	688,636
3.77%, 01/24/2029	U.S.$	288	286,344
4.43%, 01/23/2030		359	361,009
5.15%, 01/25/2034	EUR	214	274,884
Series I 4.13%, 10/18/2029	U.S.$	33	32,972
Morgan Stanley Bank NA 4.95%, 01/14/2028		610	615,563
5.50%, 05/26/2028		250	254,927
National Australia Bank Ltd. 2.99%, 05/21/2031(a)		313	287,651
Series G 1.70%, 09/15/2031(a)	GBP	160	211,483
Nationwide Building Society 3.96%, 07/18/2030(a)	U.S.$	295	291,069
4.375%, 04/16/2034(a)	EUR	427	516,909
5.10% (SOFR + 1.29%), 02/16/2028(a) (d)	U.S.$	290	291,693
Series E 3.83%, 07/24/2032(a)	EUR	263	315,157

	Principal Amount (000)		U.S. $ Value

4.00%, 07/30/2035(a)	EUR	3,486	$4,153,637
4.625%, 10/29/2028(a)		100	121,594
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	381,183
4.96%, 08/15/2030		295	301,228
6.475%, 06/01/2034		4,321	4,543,228
Series E 0.78%, 02/26/2030(a)	EUR	3,418	3,747,102
2.105%, 11/28/2031(a)	GBP	246	326,219
5.76%, 02/28/2034(a)	EUR	815	1,021,658
NBK Tier 1 Ltd. 6.375%, 01/10/2031(a) (c)	U.S.$	300	306,924
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)		200	201,032
Oversea-Chinese Banking Corp., Ltd. 4.60%, 06/15/2032(a)		250	250,848
PNC Financial Services Group, Inc. (The) 5.30%, 01/21/2028		45	45,584
5.68%, 01/22/2035		646	681,043
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	507,547
2.75%, 02/12/2027(a)		240	236,142
Raiffeisen Bank International AG Series E 3.875%, 01/03/2030(a)	EUR	500	600,331
Royal Bank of Canada Series E 3.125%, 09/27/2031(a)		102	119,587
3.25%, 01/22/2031(a)		100	118,234
Santander Holdings USA, Inc. 6.17%, 01/09/2030	U.S.$	650	677,289
6.565%, 06/12/2029		136	142,174
7.66%, 11/09/2031		603	675,205
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	442,214
4.32%, 09/22/2029		423	423,261
4.86%, 09/11/2030		2,598	2,629,487
6.53%, 01/10/2029		9,670	10,104,819
Series E 2.42%, 01/17/2029(a)	GBP	1,712	2,219,169
7.10%, 11/16/2027(a)		1,858	2,565,683
Scotiabank Peru SAA 6.10%, 10/01/2035(a)	U.S.$	200	207,300
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	748,395
Series G 4.50%, 03/26/2028(a)		200	200,974
Societe Generale SA 3.00%, 01/22/2030(a)		497	468,240
3.75%, 07/15/2031(a)	EUR	400	475,971
4.875%, 11/21/2031(a)		900	1,122,502
5.25%, 05/22/2029(a)	U.S.$	895	913,048
5.51%, 05/22/2031(a)		17,497	18,065,165
5.52%, 01/19/2028(a)		282	285,493
6.10%, 04/13/2033(a)		401	424,055
7.37%, 01/10/2053(a)		1,023	1,103,198
Series 9 0.40%, 06/03/2026	JPY	100,000	635,521
Series E 4.25%, 12/06/2030(a)	EUR	100	121,589
5.75%, 01/22/2032(a)	GBP	100	138,652
Standard Chartered PLC 3.265%, 02/18/2036(a)	U.S.$	7,864	7,287,946
4.87%, 03/15/2033(a)		580	582,963
4.87%, 05/10/2031(a)	EUR	7,365	9,209,295

	Principal Amount (000)		U.S. $ Value

5.005%, 10/15/2030(a)	U.S.$	667	$680,878
5.24%, 05/13/2031(a)		240	247,228
5.61% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (d)		8,000	7,739,780
6.30%, 01/09/2029(a)		210	218,227
7.77%, 11/16/2028(a)		279	297,191
State Street Corp. 2.20%, 02/07/2028		756	742,258
3.03%, 11/01/2034		729	687,988
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		397	400,640
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,755	9,120,955
Swedbank AB 7.27%, 11/15/2032(a)		1,904	2,688,499
Synchrony Financial 2.875%, 10/28/2031	U.S.$	769	689,557
5.02%, 07/29/2029		56	56,691
5.935%, 08/02/2030		6,652	6,920,982
7.25%, 02/02/2033		463	498,212
Toronto-Dominion Bank (The) 4.11%, 10/13/2028		58	58,118
4.42%, 10/31/2035	CAD	226	167,879
5.15%, 09/10/2034	U.S.$	173	175,552
5.25%, 07/23/2029(a)	AUD	2,190	1,464,822
Series E 3.63%, 12/13/2029(a)	EUR	273	327,663
Series G 3.56%, 04/16/2031(a)		410	487,166
UBS Group AG 2.095%, 02/11/2032(a)	U.S.$	2,730	2,422,142
2.875%, 04/02/2032(a)	EUR	6,215	7,122,535
4.19%, 04/01/2031(a)	U.S.$	695	689,255
7.125%, 08/10/2034(a) (c)		2,613	2,677,419
9.25%, 11/13/2028(a) (c)		1,652	1,812,975
Series E 3.125%, 06/15/2030(a)	EUR	351	413,136
4.75%, 03/17/2032(a)		486	608,656
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	613,392
5.86%, 06/19/2032(a)		11,659	11,852,071
Series E 4.45%, 02/16/2029(a)	EUR	278	337,713
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	196,420
Series G 1.75%, 03/16/2031(a)		250	248,625
US Bancorp 2.215%, 01/27/2028		656	644,224
4.01%, 05/21/2032	EUR	250	301,296
4.97%, 07/22/2033	U.S.$	677	683,440
Visa, Inc. 2.25%, 05/15/2028	EUR	7,313	8,529,661
Wells Fargo & Co. 2.39%, 06/02/2028	U.S.$	200	195,404
3.53%, 03/24/2028		656	651,661
5.71%, 04/22/2028		666	679,702
Series E 1.74%, 05/04/2030(a)	EUR	10,434	11,768,798
Woori Bank 5.125%, 08/06/2028(a)	U.S.$	210	214,641
6.375%, 07/24/2029(a) (c)		230	239,129

			548,719,555

Brokerage – 0.4%
Affiliated Managers Group, Inc. 5.50%, 02/15/2036		58	58,036

	Principal Amount (000)		U.S. $ Value

Apollo Global Management, Inc. 4.60%, 01/15/2031	U.S.$	56	$56,341
5.15%, 08/12/2035		68	68,110
5.80%, 05/21/2054		692	680,826
Ares Management Corp. 5.60%, 10/11/2054		739	698,981
Blue Owl Finance LLC 6.25%, 04/18/2034		427	440,507
Charles Schwab Corp. (The) 4.33% (SOFR + 0.52%), 05/13/2026(d)		5,465	5,468,794
4.34%, 11/14/2031		58	57,897
4.91%, 11/14/2036		15,276	15,209,223
5.85%, 05/19/2034		372	398,266
6.14%, 08/24/2034		365	397,796
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	395,012
China Great Wall International Holdings VI Ltd. 5.25%, 04/23/2028(a)		490	498,222
Jefferies Financial Group, Inc. 6.20%, 04/14/2034		657	693,650
Raymond James Financial, Inc. 5.65%, 09/11/2055		699	685,017

			25,806,678

Finance – 0.6%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	393	484,801
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)	U.S.$	185	184,408
Apollo Debt Solutions BDC 5.20%, 12/08/2028(a)		58	57,979
Ares Capital Corp. 5.50%, 09/01/2030		54	54,389
5.875%, 03/01/2029		671	688,529
5.95%, 07/15/2029		160	164,320
7.00%, 01/15/2027		530	543,143
Ares Strategic Income Fund 4.85%, 01/15/2029(a)		57	56,329
5.15%, 01/15/2031(a)		57	55,942
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		3,249	3,266,059
Avolon Holdings Funding Ltd. 4.70%, 01/30/2031(a)		58	57,704
Barings BDC, Inc. 5.20%, 09/15/2028		57	56,704
Blackstone Secured Lending Fund 5.35%, 04/13/2028		555	559,791
Blue Owl Capital Corp. 5.95%, 03/15/2029		690	696,427
6.20%, 07/15/2030		535	542,089
Blue Owl Credit Income Corp. 4.25%, 01/31/2031(a)	EUR	100	113,694
5.80%, 03/15/2030	U.S.$	124	123,824
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		244	237,341
6.10%, 03/15/2028(a)		683	686,841
6.75%, 04/04/2029		480	491,035
Brookfield Finance, Inc. 5.33%, 01/15/2036		56	56,089
6.35%, 01/05/2034		123	133,558
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031		58	57,158
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	197,820
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	213,004

	Principal Amount (000)		U.S. $ Value

CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	601	$658,741
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	7,332,235
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	760	701,318
6.125%, 01/15/2030		136	133,949
Goldman Sachs Private Credit Corp. 5.875%, 01/31/2031(a)		56	56,131
Golub Capital BDC, Inc. 6.00%, 07/15/2029		393	401,958
HPS Corporate Lending Fund 4.90%, 09/11/2028(a)		57	56,666
5.30%, 06/05/2027(a)		55	55,339
5.45%, 11/15/2030(a)		698	696,016
5.85%, 06/05/2030(a)		598	605,614
ICG PLC 1.625%, 02/17/2027(a)	EUR	101	117,024
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)	U.S.$	430	426,892
Investor AB Series E 4.00%, 03/31/2038(a)	EUR	148	176,572
Main Street Capital Corp. 5.40%, 08/15/2028	U.S.$	56	56,230
MSD Investment Corp. 6.125%, 02/05/2031(a)		58	57,661
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)		58	57,898
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		517	520,111
Oaktree Strategic Credit Fund 6.19%, 07/15/2030(a)		53	53,269
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030		305	308,279
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	9,176,725
3.10%, 08/28/2054(a)		39,050	5,961,789
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	489,907

			37,879,302

Financial Services – 0.0%
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	474,514
Equinix Europe 2 Financing Corp. LLC 3.25%, 05/19/2029	EUR	167	196,702
3.25%, 03/15/2031		236	273,953
4.00%, 05/19/2034		100	117,777
Sammons Financial Group Global Funding 4.80%, 12/12/2030(a)	U.S.$	58	58,096
4.95%, 06/12/2030(a)		55	55,728

			1,176,770

Insurance – 0.8%
Aegon Ltd. 5.50%, 04/11/2048		400	404,677
AIA Group Ltd. 4.95%, 04/04/2033(a)		240	247,577
4.95%, 03/30/2035(a)		250	251,778
Allianz SE 1.30%, 09/25/2049(a)	EUR	200	218,753
4.43%, 07/25/2055(a)		100	120,646
5.82%, 07/25/2053(a)		200	262,315

	Principal Amount (000)		U.S. $ Value

Series E 4.25%, 07/05/2052(a)	EUR	400	$482,068
American National Global Funding 4.625%, 12/15/2028(a)	U.S.$	58	58,258
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)	EUR	264	306,269
Series E 3.50%, 10/01/2046(a)		155	182,759
Athene Global Funding 1.75%, 11/24/2027(a)	GBP	100	127,852
2.67%, 06/07/2031(a)	U.S.$	5,800	5,165,498
5.03%, 07/17/2030(a)		1,478	1,491,183
5.15%, 07/28/2027(a)	GBP	100	135,827
5.38%, 01/07/2030(a)	U.S.$	6,188	6,327,816
5.53%, 07/11/2031(a)		11,630	11,916,192
5.54%, 08/22/2035(a)		417	418,699
Series E 1.875%, 11/30/2028(a)	GBP	100	124,494
Athene Holding Ltd. 3.95%, 05/25/2051	U.S.$	472	330,390
6.25%, 04/01/2054		693	676,285
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	157,953
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	189	198,726
3.25%, 05/28/2049(a)		551	646,203
Belrose Funding Trust II 6.79%, 05/15/2055(a)	U.S.$	714	741,363
Berkshire Hathaway, Inc. 1.51%, 11/29/2028	JPY	100,000	632,934
2.15%, 03/15/2028	EUR	280	325,661
Brighthouse Financial, Inc. 5.625%, 05/15/2030	U.S.$	247	250,426
Centene Corp. 2.50%, 03/01/2031		859	741,030
2.625%, 08/01/2031		810	695,957
3.375%, 02/15/2030		444	408,755
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	42,100	5,903,516
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	315	316,180
CNO Global Funding 4.375%, 09/08/2028(a)		57	57,075
4.70%, 12/11/2030(a)		58	58,128
5.875%, 06/04/2027(a)		367	375,097
Coface SA 6.00%, 09/22/2032(a)	EUR	300	391,014
Enstar Group Ltd. 3.10%, 09/01/2031	U.S.$	778	698,610
GA Global Funding Trust 4.50%, 09/18/2030(a)		150	148,248
Series E 3.75%, 06/20/2032(a)	EUR	100	116,419
Generali 4.25%, 12/14/2047(a)		200	240,775
Series E 5.50%, 10/27/2047(a)		138	169,259
Global Atlantic Fin Co. 3.125%, 06/15/2031(a)	U.S.$	811	733,043
6.75%, 03/15/2054(a)		536	548,113
Guardian Life Global Funding 4.40%, 12/11/2030(a)		58	58,191
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	263,263

	Principal Amount (000)		U.S. $ Value

Hartford Insurance Group, Inc. (The) Series ICON 6.24% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)	U.S.$	331	$313,834
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, 06/01/2030(a)		320	290,374
5.875%, 06/15/2054(a)		693	667,348
Jackson National Life Global Funding 4.55%, 09/09/2030(a)		57	56,831
Lincoln National Corp. 5.35%, 11/15/2035		57	57,543
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(a)		1,002	646,965
MassMutual Global Funding II Series E 3.25%, 06/11/2032(a)	EUR	179	207,078
Metropolitan Life Global Funding I 4.15%, 08/25/2028(a)	U.S.$	260	260,877
5.40%, 07/11/2029(a)	AUD	2,537	1,713,544
Series G 3.75%, 12/07/2031(a)	EUR	349	418,767
NN Group NV Series E 4.625%, 01/13/2048(a)		583	704,960
Principal Life Global Funding II 4.80%, 01/09/2028(a)	U.S.$	936	948,214
Protective Life Global Funding 4.16%, 01/15/2029(a)		150	150,214
Prudential Financial, Inc. 4.50%, 09/15/2047		668	660,875
5.70%, 09/15/2048		723	730,352
RGA Global Funding 4.60%, 11/25/2030(a)		56	56,004
SBL Holdings, Inc. 5.00%, 02/18/2031(a)		572	529,839
7.20%, 10/30/2034(a)		143	138,566
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)	EUR	400	440,169
Talanx AG Series GDIP 2.25%, 12/05/2047(a)		300	347,635

			53,465,264

REITs – 0.6%
American Tower Corp. 0.50%, 01/15/2028		196	220,627
4.70%, 12/15/2032	U.S.$	58	58,104
Aroundtown SA Series E 4.80%, 07/16/2029(a)	EUR	200	244,474
AvalonBay Communities, Inc. 4.35%, 12/01/2030	U.S.$	26	26,054
CBRE Services, Inc. 4.90%, 01/15/2033		32	32,149
5.50%, 04/01/2029		643	666,547
Crown Castle, Inc. 2.90%, 03/15/2027		400	394,242
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	2,115	2,126,738
1.25%, 02/01/2031(a)		414	436,208
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		6,858	6,935,785
Digital Stout Holding LLC 3.30%, 07/19/2029(a)	GBP	100	128,761
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	237,451

	Principal Amount (000)		U.S. $ Value

Fastighets AB Balder Series E 4.00%, 02/19/2032(a)	EUR	173	$202,498
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031	U.S.$	9,361	8,954,023
5.25%, 02/15/2033		237	237,482
Highwoods Realty LP 5.35%, 01/15/2033		98	98,041
Host Hotels & Resorts LP 4.25%, 12/15/2028		532	532,403
Mercialys SA 4.00%, 06/04/2032(a)	EUR	200	235,183
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	152	162,803
Prologis Euro Finance LLC 3.875%, 09/22/2037	EUR	238	275,040
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	2,039,627
Public Storage Operating Co. 3.50%, 01/20/2034		575	665,585
Realty Income Corp. 3.375%, 06/20/2031		423	494,742
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	5,867,344
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	2,410	2,354,269
Trust 2401 4.87%, 01/15/2030(a)		4,670	4,599,950
Unibail-Rodamco-Westfield SE Series E 1.875%, 01/15/2031(a)	EUR	900	987,023
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)		181	197,115
Welltower OP LLC 4.80%, 11/20/2028	GBP	124	168,411
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)	U.S.$	260	243,602
WP Carey, Inc. 4.25%, 07/23/2032	EUR	171	206,101
4.65%, 07/15/2030	U.S.$	274	275,974

			40,304,356

			707,351,925

Utility – 2.6%
Electric – 1.7%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	196,126
4.875%, 04/23/2030(a)		420	431,084
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		680	633,461
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	8,012,741
AES Andes SA 6.25%, 03/14/2032(a)		200	207,728
6.30%, 03/15/2029(a)		200	206,336
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		607	566,855
Alabama Power Co. Series C 4.30%, 03/15/2031		522	523,805
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,048,698

	Principal Amount (000)		U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	119	$127,800
Series D 6.05%, 03/15/2056		613	602,733
Black Hills Corp. 5.95%, 03/15/2028		2	2,074
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		29	29,560
5.05%, 03/01/2035		319	322,568
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		186	167,089
Consolidated Edison Co. of New York, Inc. 5.75%, 11/15/2055		58	57,986
DTE Energy Co. 4.875%, 06/01/2028		246	250,232
Duke Energy Carolinas LLC 5.25%, 03/15/2035		397	410,649
Duke Energy Corp. 3.10%, 06/15/2028	EUR	141	166,828
3.75%, 04/01/2031		9,965	11,870,119
Duke Energy Florida LLC 4.20%, 12/01/2030	U.S.$	58	58,069
Duke Energy Ohio, Inc. 5.30%, 06/15/2035		305	314,766
E.ON SE Series E 0.75%, 02/20/2028(a)	EUR	390	441,963
Edison International 5.25%, 11/15/2028	U.S.$	247	250,303
5.75%, 06/15/2027		218	221,921
EDP Finance BV 1.71%, 01/24/2028(a)		734	698,757
EDP SA 4.625%, 09/16/2054(a)	EUR	400	481,859
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		2,567	3,071,498
3.50%, 07/21/2031(a)		11,600	13,770,840
Electricite de France SA Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,226,314
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	213,675
Enel Finance International NV 2.125%, 07/12/2028(a) (b)		502	477,515
3.625%, 05/25/2027(a)		1,347	1,337,678
4.625%, 06/15/2027(a)		287	288,966
5.75%, 09/30/2055(a)		370	361,646
6.00%, 10/07/2039(a)		303	318,713
7.75%, 10/14/2052(a)		200	243,712
Series E 0.875%, 01/17/2031(a)	EUR	9,277	9,738,613
1.00%, 10/20/2027(a)	GBP	100	127,493
3.00%, 02/24/2031(a)	EUR	1,884	2,195,833
Engie SA 1.50%, 05/30/2028(a) (c)		100	112,911
5.125%, 03/14/2033(a) (c)		200	247,710
Series E 4.25%, 09/06/2034(a)		500	610,954
Entergy Corp. 6.10%, 06/15/2056	U.S.$	319	318,802
Eversource Energy 3.375%, 03/01/2032		642	594,019
4.60%, 07/01/2027		571	574,896
5.45%, 03/01/2028		715	733,022

	Principal Amount (000)		U.S. $ Value

Florida Power & Light Co. 4.70%, 02/15/2036	U.S.$	58	$57,492
5.30%, 04/01/2053		130	124,886
5.60%, 02/15/2066		34	33,578
Georgia Power Co. 4.00%, 10/01/2028		371	372,352
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,139,951
Series E 4.25%, 05/28/2030(a) (c)	EUR	500	600,538
Iberdrola International BV Series NC8 2.25%, 01/28/2029(a) (c)		300	338,575
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)	U.S.$	290	271,947
4.25%, 08/14/2028(a)		3,001	2,965,528
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	344,124
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		490	502,377
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		555	577,877
Minejesa Capital BV 4.625%, 08/10/2030(a)		928	923,417
National Grid PLC 5.60%, 06/12/2028		281	290,228
Series E 0.55%, 09/18/2029(a)	EUR	3,731	4,016,156
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027	U.S.$	427	428,579
Series D 4.15%, 08/25/2028		260	261,360
NextEra Energy Capital Holdings, Inc. 4.00%, 05/15/2056	EUR	5,245	6,141,913
4.50%, 05/15/2056		404	472,959
4.80%, 12/01/2077	U.S.$	697	685,364
Niagara Energy SAC 5.75%, 10/03/2034(a)		390	398,755
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		195	196,163
5.29%, 01/17/2034(a)		7,216	7,343,239
NRG Energy, Inc. 4.73%, 10/15/2030(a)		2,665	2,664,185
Ohio Edison Co. 4.95%, 12/15/2029(a)		98	100,198
Oncor Electric Delivery Co. LLC 3.625%, 06/15/2034(a)	EUR	589	688,150
Pacific Gas & Electric Co. 2.10%, 08/01/2027	U.S.$	716	694,130
PacifiCorp 3.30%, 03/15/2051		1,036	661,970
4.125%, 01/15/2049		395	294,594
4.15%, 02/15/2050		406	300,643
5.10%, 02/15/2029		23	23,483
5.35%, 12/01/2053		429	376,056
5.50%, 05/15/2054		942	842,610
5.80%, 01/15/2055		410	382,623
6.00%, 01/15/2039		26	26,417
6.35%, 07/15/2038		110	115,112
PECO Energy Co. 4.875%, 09/15/2035		417	420,757
Pertamina Geothermal Energy PT 5.15%, 04/27/2028(a)		250	253,437
Public Service Co. of Colorado 5.15%, 09/15/2035		417	422,664
5.35%, 05/15/2034		301	309,800

	Principal Amount (000)		U.S. $ Value

Public Service Co. of Oklahoma 5.20%, 01/15/2035	U.S.$	353	$357,065
RH International Singapore Corp. Pte. Ltd. Series E 4.50%, 03/27/2028(a)		200	198,836
RWE Finance US LLC 5.125%, 09/18/2035(a)		529	526,044
5.875%, 09/18/2055(a)		318	311,596
San Diego Gas & Electric Co. 5.40%, 04/15/2035		404	418,667
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	178,436
Southern California Edison Co. 4.875%, 02/01/2027		636	640,172
5.30%, 03/01/2028		679	693,399
5.45%, 06/01/2031		439	454,348
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)		430	438,441
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		448	446,248
Vistra Operations Co. LLC 4.60%, 10/15/2030(a)		529	528,404
5.05%, 12/30/2026(a)		71	71,496
Wisconsin Electric Power Co. 3.95%, 03/01/2029		251	251,061

			111,445,320

Natural Gas – 0.4%
Boston Gas Co. 3.00%, 08/01/2029(a)		728	695,860
Brooklyn Union Gas Co. (The) 3.865%, 03/04/2029(a)		22	21,692
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	13,044	13,837,601
3.75%, 04/16/2033(a)		266	314,334
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	162,056
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	228,556
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	1,302	1,372,999
3.25%, 11/25/2029(a)		1,664	1,972,879
3.63%, 09/03/2031(a)		2,987	3,563,596
Nortegas Energia Grupo SL Series E 0.905%, 01/22/2031(a)		300	305,516
2.065%, 09/28/2027(a)		169	195,602
Southern California Gas Co. 5.60%, 04/01/2054	U.S.$	291	285,642
6.00%, 06/15/2055		353	362,950

			23,319,283

Other Utility – 0.5%
Anglian Water Services Financing PLC Series A5 6.29%, 07/30/2030(a)	GBP	1,990	2,820,390
Series E 4.50%, 10/05/2027(a)		100	134,282
Series G 5.875%, 06/20/2031(a)		4,002	5,575,742
6.00%, 06/20/2039(a)		100	131,546
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	199	217,450

	Principal Amount (000)		U.S. $ Value

Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	14,000	$17,175,512
6.625%, 10/05/2043(a)	GBP	100	140,938
SW Finance I PLC Series A1 6.19%, 03/31/2029(a)		27	37,615
Veolia Environnement SA 5.99%, 11/22/2028(a) (c)	EUR	200	249,854
Series E 1.625%, 09/17/2030(a)		1,200	1,320,103
1.625%, 09/21/2032(a)		3,400	3,577,388
2.97%, 01/10/2031(a)		1,800	2,093,536
Yorkshire Water Finance PLC 6.375%, 08/19/2039	GBP	114	152,846
Series E 6.375%, 11/18/2034(a)		100	139,362

			33,766,564

			168,531,167

Total Corporates - Investment Grade (cost $1,545,259,263)			1,586,764,916

MORTGAGE PASS-THROUGHS – 13.8%
Agency Fixed Rate 30-Year – 13.8%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	4	4,209
Series 2007 5.50%, 09/01/2036		3	2,685
5.50%, 08/01/2037		3	3,020
Series 2008 5.50%, 03/01/2037		1	1,310
Series 2017 3.50%, 06/01/2047		9	8,678
3.50%, 08/01/2047		15	14,357
3.50%, 10/01/2047		117	109,711
3.50%, 01/01/2048		5	5,067
Series 2018 3.50%, 01/01/2048		4	3,693
3.50%, 02/01/2048		126	117,690
3.50%, 03/01/2048		3,025	2,845,553
3.50%, 05/01/2048		11	10,401
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		30,769	30,935,977
Series 2026 2.50%, 01/01/2056, TBA		77,474	66,812,245
3.00%, 01/01/2056, TBA		86,646	77,879,331
4.00%, 01/01/2056, TBA		17,468	16,483,090
4.50%, 01/01/2056, TBA		59,703	58,156,198
5.00%, 01/01/2056, TBA		222,802	222,261,799
5.50%, 01/01/2056, TBA		251,966	254,398,477
6.00%, 01/01/2056, TBA		33,278	33,910,561
Uniform Mortgage-Backed Security Series 2026 2.00%, 01/01/2056, TBA		40,772	32,939,538
2.50%, 01/01/2056, TBA		64,938	54,880,221
5.50%, 01/01/2056, TBA		26,750	27,123,037
6.00%, 01/01/2056, TBA		24,605	25,259,319
6.50%, 01/01/2056, TBA		9,793	10,174,802

Total Mortgage Pass-Throughs (cost $912,514,779)			914,340,969

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 1.8%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.97% (CME Term SOFR + 1.10%), 01/25/2045(a) (d)	U.S.$	3,127	$3,129,351
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.42% (CME Term SOFR + 1.55%), 10/25/2041(a) (d)		436	437,290
Series 2023-R03, Class 2M2 7.77% (CME Term SOFR + 3.90%), 04/25/2043(a) (d)		1,202	1,263,909
Series 2023-R04, Class 1M1 6.17% (CME Term SOFR + 2.30%), 05/25/2043(a) (d)		3,920	3,994,132
Series 2023-R05, Class 1M1 5.77% (CME Term SOFR + 1.90%), 06/25/2043(a) (d)		2,891	2,912,545
Series 2024-R04, Class 1M1 4.97% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)		2,256	2,254,384
Series 2024-R06, Class 1M1 4.92% (CME Term SOFR + 1.05%), 09/25/2044(a) (d)		289	288,484
Series 2025-R02, Class 1A1 4.87% (CME Term SOFR + 1.00%), 02/25/2045(a) (d)		2,673	2,676,566
Series 2025-R03, Class 2A1 5.32% (CME Term SOFR + 1.45%), 03/25/2045(a) (d)		1,843	1,852,987
Series 2025-R05, Class 2A1 4.87% (CME Term SOFR + 1.00%), 07/25/2045(a) (d)		7,296	7,299,656
Series 2025-R06, Class 1A1 4.77% (CME Term SOFR + 0.90%), 09/25/2045(a) (d)		6,173	6,175,018
Series 2025-R06, Class 1M1 4.82% (CME Term SOFR + 0.95%), 09/25/2045(a) (d)		8,112	8,111,899
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.52% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		1,653	1,657,436
Series 2021-DNA6, Class M2 5.37% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		12,316	12,350,965
Series 2021-DNA7, Class M1 4.72% (CME Term SOFR + 0.85%), 11/25/2041(a) (d)		125	124,758
Series 2021-DNA7, Class M2 5.67% (CME Term SOFR + 1.80%), 11/25/2041(a) (d)		13,277	13,376,037
Series 2021-HQA4, Class M2 6.22% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)		6,919	6,978,093
Series 2022-DNA3, Class M2 8.22% (CME Term SOFR + 4.35%), 04/25/2042(a) (d)		4,004	4,170,599
Series 2023-DNA1, Class M1A 5.965% (CME Term SOFR + 2.10%), 03/25/2043(a) (d)		8,291	8,393,194
Series 2023-DNA2, Class M1A 5.965% (CME Term SOFR + 2.10%), 04/25/2043(a) (d)		7,637	7,742,724

	Principal Amount (000)		U.S. $ Value

Series 2023-DNA2, Class M1B 7.115% (CME Term SOFR + 3.25%), 04/25/2043(a) (d)	U.S.$	2,664	$2,771,586
Series 2024-DNA2, Class A1 5.12% (CME Term SOFR + 1.25%), 05/25/2044(a) (d)		1,799	1,804,884
Series 2024-DNA2, Class M1 5.07% (CME Term SOFR + 1.20%), 05/25/2044(a) (d)		3,504	3,508,657
Series 2024-DNA3, Class M1 4.87% (CME Term SOFR + 1.00%), 10/25/2044(a) (d)		21	21,231
Series 2024-HQA2, Class M1 5.07% (CME Term SOFR + 1.20%), 08/25/2044(a) (d)		5,655	5,660,054
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.22% (CME Term SOFR + 3.35%), 06/25/2043(a) (d)		6,000	6,185,023
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.82% (CME Term SOFR + 0.95%), 01/25/2045(a) (d)		3,674	3,678,876
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.97% (CME Term SOFR + 1.10%), 05/25/2045(a) (d)		1,822	1,827,960
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.82% (CME Term SOFR + 0.95%), 02/25/2045(a) (d)		3,086	3,083,798
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 2M2 10.94% (CME Term SOFR + 7.06%), 08/25/2028(d)		145	146,860
Series 2016-C02, Class 1M2 9.99% (CME Term SOFR + 6.11%), 09/25/2028(d)		144	145,181

			124,024,137

Non-Agency Fixed Rate – 1.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(d)		1,178	565,414
Series 2006-26CB, Class A6 6.25%, 09/25/2036		109	49,760
Series 2006-26CB, Class A8 6.25%, 09/25/2036		406	185,884
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		543	361,885
Series 2007-15CB, Class A19 5.75%, 07/25/2037		233	129,449
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		3,671	3,715,303
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		6,957	7,019,208
Series 2025-9, Class A1 5.14%, 08/25/2070(a)		3,819	3,833,260
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.53%, 09/25/2047		185	166,258
Series 2007-3, Class A30 5.75%, 04/25/2037		760	325,481
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.61%, 03/25/2037		100	86,385

	Principal Amount (000)		U.S. $ Value

COLT Mortgage Loan Trust Series 2025-5, Class A1 5.54%, 05/25/2070(a)	U.S.$	4,836	$4,881,062
Series 2025-8, Class A1 5.48%, 08/25/2070(a)		5,018	5,063,407
Cross Mortgage Trust Series 2025-H4, Class A1 5.60%, 06/25/2070(a)		5,738	5,791,540
Series 2025-H7, Class A1 4.93%, 09/25/2070(a)		5,529	5,530,364
GCAT Trust Series 2025-NQM2, Class A1 5.60%, 04/25/2070(a)		4,205	4,250,841
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		6,748	6,762,266
OBX Trust Series 2025-NQM8, Class A1 5.47%, 03/25/2065(a)		3,368	3,396,647
Series 2025-NQM10, Class A1 5.45%, 05/25/2065(a)		9,270	9,349,403
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.03%, 11/25/2055(a)		10,390	10,380,350
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		356	313,971
Verus Securitization Trust Series 2025-1, Class A1B 5.62%, 01/25/2070(a)		2,108	2,124,991
Series 2025-4, Class A1 5.45%, 05/25/2070(a)		7,302	7,370,701
Series 2025-5, Class A1 5.43%, 06/25/2070(a)		4,583	4,621,438
Series 2025-6, Class A1 5.42%, 07/25/2070(a)		1,982	1,999,733
Series 2025-R1, Class A1 5.40%, 05/25/2065(a)		2,310	2,327,079
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.04%, 12/28/2037		495	447,749

			91,049,829

Non-Agency Floating Rate – 0.6%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(a) (d)		6,087	6,092,263
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.50%, 02/25/2065(a)		1,930	1,949,440
Series 2025-NQM7, Class A1 5.46%, 07/25/2065(a)		2,911	2,938,620
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.09%, 10/25/2070(a)		5,206	5,221,158
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.10% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(d)		527	116,461
HOMES Trust Series 2025-AFC4, Class A1 5.15%, 11/25/2060(a)		7,132	7,142,510
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(a)		4,344	4,380,559
Series 2025-NQM5, Class A1 5.44%, 07/25/2070(a) (d)		2,865	2,886,698

	Principal Amount (000)		U.S. $ Value

Series 2025-NQM9, Class A1 5.02%, 09/25/2070(a)	U.S.$	4,690	$4,699,087
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a) (d)		3,325	3,328,796

			38,755,592

Total Collateralized Mortgage Obligations (cost $254,667,277)			253,829,558

CORPORATES - NON-INVESTMENT GRADE – 3.3%
Industrial – 3.0%
Basic – 0.2%
Commercial Metals Co. 5.75%, 11/15/2033(a)		4,816	4,925,469
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	5,117	4,781,726

			9,707,195

Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)	U.S.$	87	90,103
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	4,935	6,040,149
Luna 2 5SARL 5.50%, 07/01/2032(a)		632	755,330

			6,885,582

Communications - Media – 0.1%
Virgin Media Secured Finance PLC 5.25%, 05/15/2029(a)	GBP	5,000	6,524,122

Communications - Telecommunications – 0.2%
Fibercop SpA 4.75%, 06/30/2030(a)	EUR	10,115	12,092,733
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)		2,600	3,079,422

			15,172,155

Consumer Cyclical - Automotive – 0.4%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	3,120	3,041,435
2.00%, 03/09/2026(a)		4,070	4,036,268
2.45%, 09/15/2028(a)		5,328	4,919,046
5.30%, 09/13/2027(a)		1,469	1,474,797
Schaeffler AG 5.375%, 04/01/2031(a)	EUR	7,500	9,296,111

			22,767,657

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 4.125%, 02/15/2031(a)		5,012	5,801,751
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,353,435
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		990	957,167
4.75%, 01/15/2028(a)		1,402	1,397,611
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		418	425,489

			11,935,453

Consumer Cyclical – Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,208	5,133,599

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)	U.S.$	6,890	$6,936,551
FirstCash, Inc. 4.625%, 09/01/2028(a)		2,218	2,201,445

			9,137,996

Consumer Non-Cyclical – 0.5%
CVS Health Corp. 6.75%, 12/10/2054		662	691,476
7.00%, 03/10/2055		7,578	7,948,325
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		11,731	12,037,206
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,599	1,598,072
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		8,114	7,904,622
Perrigo Finance Unlimited Co. Series EUR 5.375%, 09/30/2032	EUR	2,294	2,746,457
Tenet Healthcare Corp. 5.125%, 11/01/2027	U.S.$	2,720	2,719,871

			35,646,029

Energy – 0.3%
NuStar Logistics LP 6.00%, 06/01/2026		1,576	1,578,806
Sunoco LP 5.625%, 03/15/2031(a)		5,222	5,249,451
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		7,580	7,819,203
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		3,394	3,455,548
6.50%, 01/15/2034(a)		180	184,268

			18,287,276

Other Industrial – 0.1%
Progroup AG 5.125%, 04/15/2029(a)	EUR	5,140	6,193,417

Services – 0.1%
Deepocean Ltd. 6.00%, 04/08/2031(a)		5,160	6,223,826
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	U.S.$	1,686	1,655,209

			7,879,035

Technology – 0.4%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	7,610	9,021,526
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	5,889	6,065,235
OVH Groupe SA 4.75%, 02/05/2031(a)	EUR	7,835	9,189,675

			24,276,436

Transportation – Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	U.S.$	8,458	8,611,986

Transportation – Services – 0.1%
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	7,625	9,229,947

			197,387,885

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.2%
REITs – 0.2%
Alstria Office AG 4.25%, 10/15/2029(a)	EUR	5,300	$6,160,200
Iron Mountain, Inc. 4.75%, 01/15/2034(a)		5,370	6,137,325
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (b) (e)		24	27,637

			12,325,162

Utility – 0.1%
Other Utility – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)		4,955	6,029,541

Total Corporates - Non-Investment Grade (cost $214,499,166)			215,742,588

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.1%
Non-Agency Floating Rate CMBS – 2.5%
ALA Trust Series 2025-OANA, Class A 5.49% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (d)	U.S.$	18,761	18,831,450
BAMLL Trust Series 2025-ASHF, Class A 5.60% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a) (d)		17,283	17,282,967
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.60% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (d)		10,499	10,520,453
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.45% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a) (d)		11,714	11,728,630
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.24% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (d)		2,360	2,362,517
BX Trust Series 2025-DELC, Class A 5.51% (CME Term SOFR 1 Month + 1.55%), 12/15/2042(a) (d)		3,085	3,089,034
Series 2025-GW, Class A 5.35% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(a) (d)		5,057	5,066,475
Series 2025-VOLT, Class A 5.45% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(a) (d)		11,772	11,779,322
Great Wolf Trust Series 2024-WLF2, Class A 5.44% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a) (d)		2,316	2,322,487
Series 2024-WOLF, Class A 5.29% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (d)		16,019	16,043,733
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.14% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a) (d)		8,158	8,165,572
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.29% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (d)		4,181	4,186,194
KIND Trust Series 2021-KIND, Class A 4.82% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a) (d)		3,015	3,002,397
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.33% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (d)		10,690	10,142,803
Series 2022-JERI, Class A 5.30% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a) (d)		8,113	7,265,550
NJ Trust Series 2023-GSP, Class A 6.48%, 01/06/2029(a)		6,238	6,539,651

	Principal Amount (000)		U.S. $ Value

ORL Trust Series 2024-GLKS, Class A 5.24% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (d)	U.S.$	11,956	$11,974,031
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.19% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a) (d)		15,630	15,457,899

			165,761,165

Non-Agency Fixed Rate CMBS – 0.6%
225 Liberty Street Trust Series 2016-225L, Class E 4.65%, 02/10/2036(a)		9,098	8,368,888
BAHA Trust Series 2024-MAR, Class A 5.97%, 12/10/2041(a) (d)		5,000	5,175,143
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,918,692
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.84%, 01/15/2041(a)		1,329	1,366,529
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.10%, 10/10/2041(a)		8,992	9,126,787
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.75%, 10/15/2042(a)		8,900	8,933,738
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.67%, 11/05/2038(a)		3,263	3,269,903
WB Commercial Mortgage Trust Series 2024-HQ, Class A 5.94%, 03/15/2040(a)		4,000	3,992,571

			42,152,251

Total Commercial Mortgage-Backed Securities (cost $209,187,488)			207,913,416

COLLATERALIZED LOAN OBLIGATIONS – 2.9%
CLO - Floating Rate – 2.9%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 4.83% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a) (d)		5,410	5,412,315
Series 2021-16A, Class BR 5.28% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a) (d)		6,310	6,310,568
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.10% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (d)		11,307	11,296,539
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.98% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a) (d)		4,950	4,950,005
Apidos CLO XXXII Series 2019-32A, Class A1R 4.98% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a) (d)		7,110	7,112,884
Series 2019-32A, Class B1R 5.38% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a) (d)		980	980,294
Apidos CLO XXXV Series 2021-35A, Class A 5.20% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a) (d)		5,030	5,033,979
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BRR 5.38% (CME Term SOFR 3 Month + 1.50%), 04/18/2033(a) (d)		5,857	5,857,603
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.705% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(a) (d)		1,561	1,562,759

	Principal Amount (000)		U.S. $ Value

Clover CLO LLC Series 2021-3A, Class BR 5.31% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (d)	U.S.$	10,031	$10,038,737
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.995% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a) (d)		21,165	21,181,530
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 5.01% (CME Term SOFR 3 Month + 1.15%), 04/22/2035(a) (d)		4,900	4,901,421
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 5.01% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(a) (d)		7,650	7,654,391
Invesco CLO Ltd. Series 2021-1A, Class A1 5.17% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a) (d)		5,500	5,502,574
Series 2021-2A, Class AR 5.005% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a) (d)		4,439	4,440,161
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.33% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (d)		5,996	5,997,105
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.84% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a) (d)		5,063	5,062,593
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.38% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a) (d)		5,005	5,010,285
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.15% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a) (d)		18,000	18,039,798
OCP CLO Ltd. Series 2021-23A, Class BR 5.43% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (d)		10,815	10,828,897
OZLM XVIII Ltd. Series 2018-18A, Class A 5.19% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (d)		2,063	2,062,506
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.815% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a) (d)		4,899	4,893,712
Series 2020-6A, Class BRR 5.325% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a) (d)		2,286	2,286,411
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.34% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (d)		4,750	4,751,273
Regatta XVI Funding Ltd. Series 2019-2A, Class A2R 5.355% (CME Term SOFR 3 Month + 1.45%), 01/15/2033(a) (d)		4,500	4,493,957
Regatta XX Funding Ltd. Series 2021-2A, Class AR 5.085% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(a) (d)		6,150	6,145,006
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.31% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a) (d)		2,400	2,400,747
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.015% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (d)		2,751	2,749,231
Voya CLO Ltd. Series 2024-7A, Class A1 5.19% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a) (d)		10,950	10,965,965
Series 2025-5A, Class B 5.25% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(a) (d)		3,234	3,234,291

Total Collateralized Loan Obligations (cost $190,923,530)			191,157,537

COVERED BONDS – 2.7%
Bank of Nova Scotia (The) Series E 0.375%, 03/26/2030(a)	EUR	5,000	5,320,511

	Principal Amount (000)		U.S. $ Value

BPCE SFH SA 3.00%, 10/17/2029(a)	EUR	1,100	$1,306,489
Series E 0.01%, 05/27/2030(a)		15,000	15,588,968
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	14,539,499
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	7,920,756
0.01%, 04/27/2029(a)		700	753,567
Series E 3.00%, 10/02/2028(a)		1,100	1,306,536
Cie de Financement Foncier SA 2.625%, 03/05/2030(a)		2,300	2,685,524
Series E 2.50%, 06/28/2029(a)		9,600	11,219,155
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	5,444,105
0.875%, 02/19/2029(a)		13,000	14,529,038
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,896,823
Series E 0.01%, 04/12/2028(a)		1,900	2,112,631
0.875%, 08/31/2027(a)		1,900	2,180,222
3.375%, 09/04/2028(a)		8,400	10,079,629
Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)		4,000	4,792,444
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	19,458,436
Series G 0.625%, 03/16/2027(a)		11,055	12,744,286
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	12,941,016
Series E 1.125%, 05/31/2028(a)		1,570	1,787,907
Santander UK PLC Series E 3.00%, 03/12/2029(a)		7,500	8,903,349
Societe Generale SFH SA 0.125%, 07/18/2029(a)		9,200	9,891,065
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	11,108,498

Total Covered Bonds (cost $169,751,049)			178,510,454

ASSET-BACKED SECURITIES – 2.5%
Other ABS - Fixed Rate – 1.5%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)	U.S.$	4,848	4,864,772
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,033,408
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		1,165	1,174,926
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		4,231	4,244,408
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		420	420,860

	Principal Amount (000)		U.S. $ Value

Series 2023-B, Class A 6.92%, 12/17/2036(a)	U.S.$	975	$1,017,678
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		4,176	4,199,369
Series 2025-2CON, Class B 5.17%, 09/17/2036(a)		8,950	9,032,656
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		3,678	3,709,225
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,298,010
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		5,440	5,459,649
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	262,184
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		4,202	4,248,167
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		1,028	1,034,154
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		823	826,937
Series 2025-2, Class B 4.66%, 04/15/2036(a)		6,400	6,399,164
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a) (f) (g)		3,318	3,289,588
Hilton Grand Vacations Trust Series 2025-1A, Class A 4.88%, 05/27/2042(a)		766	774,240
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		1,886	1,907,931
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,599,857
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(a)		5,080	5,150,987
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	7,198,331
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		1,066	1,071,702
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a) (d)		1,553	1,564,266
Series 2025-1A, Class B 5.20%, 07/20/2032(a) (d)		2,889	2,942,409
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		2,174	2,184,099
Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,941,238
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		1,934	1,959,747
SoFi Consumer Loan Program Trust Series 2025-2, Class B 4.97%, 06/25/2034(a)		3,941	3,972,284

			96,782,246

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.7%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)	U.S.$	1,985	$2,020,876
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,319	1,331,254
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		2,126	2,162,563
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,352,032
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,572,177
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		1,503	1,509,114
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)		2,748	2,772,716
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(a)		5,305	5,361,616
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,546,851
Series 2024-B, Class B 5.11%, 08/21/2028(a)		8,017	8,085,509
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		1,775	1,795,720

			45,510,428

Other ABS - Floating Rate – 0.3%
Capital Street Master Trust Series 2024-1, Class A 5.32% (CME Term SOFR + 1.35%), 10/16/2028(a) (d)		3,929	3,928,546
Series 2025-1, Class A 5.07% (CME Term SOFR + 1.10%), 08/16/2029(a) (d)		5,997	5,984,803
PFS Financing Corp. Series 2025-C, Class A 4.93% (CME Term SOFR + 0.95%), 04/15/2029(a) (d)		4,293	4,292,981
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 5.195% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a) (d)		8,490	8,497,371

			22,703,701

Total Asset-Backed Securities (cost $164,796,030)			164,996,375

INFLATION-LINKED SECURITIES – 2.4%
United States – 2.4%
U.S. Treasury Inflation Index 1.625%, 04/15/2030 (cost $161,245,626)		160,091	160,948,106

GOVERNMENTS - SOVEREIGN BONDS – 1.4%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		394	412,088
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		235	241,494
Chile Government International Bond 3.10%, 05/07/2041		825	633,394

	Principal Amount (000)		U.S. $ Value

3.50%, 01/25/2050	U.S.$	650	$477,750
3.75%, 01/14/2032	EUR	3,435	4,097,364
5.33%, 01/05/2054	U.S.$	265	255,857

			6,117,947

Colombia – 0.1%
Colombia Government International Bond 5.75%, 11/26/2034	EUR	1,574	1,794,272
6.50%, 11/26/2038		1,959	2,227,394

			4,021,666

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	8,831,102

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	578,420
3.125%, 09/21/2051(a)		200	122,988
5.50%, 03/26/2036(a)		970	969,204
6.125%, 05/22/2028(a)		250	259,450
6.25%, 09/22/2032(a)		270	287,410

			2,217,472

Indonesia – 0.3%
Indonesia Government International Bond 1.40%, 10/30/2031	EUR	4,290	4,489,964
2.15%, 07/28/2031	U.S.$	1,030	914,125
2.50%, 10/31/2030	CNH	51,350	7,313,168
2.90%, 10/31/2035		51,550	7,358,279
3.20%, 09/23/2061	U.S.$	640	412,400
3.55%, 03/31/2032		200	189,800
4.30%, 03/31/2052		750	624,140

			21,301,876

Israel – 0.0%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		380	392,392

Kazakhstan – 0.0%
Kazakhstan Government International Bond 4.41%, 10/28/2030(a)		760	755,258

Mexico – 0.2%
Mexico Government International Bond 2.66%, 05/24/2031		400	356,400
4.28%, 08/14/2041		500	401,000
5.00%, 04/27/2051		550	442,200
5.375%, 03/22/2033		8,967	8,883,876
5.625%, 09/22/2035		284	280,521
6.00%, 05/07/2036		510	517,522
6.34%, 05/04/2053		248	235,972
7.375%, 05/13/2055		240	258,240

			11,375,731

Oman – 0.0%
Oman Government International Bond 6.75%, 01/17/2048(a)		700	771,967
7.00%, 01/25/2051(a)		1,150	1,304,279

			2,076,246

Panama – 0.2%
Panama Government International Bond 3.87%, 07/23/2060		400	264,200

	Principal Amount (000)		U.S. $ Value

3.875%, 03/17/2028	U.S.$	670	$657,940
9.375%, 04/01/2029		7,685	8,746,529

			9,668,669

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	57,120
3.55%, 03/10/2051		660	463,650
5.875%, 08/08/2054		120	118,680

			639,450

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,070	930,566
3.23%, 03/29/2027		205	202,950
3.56%, 09/29/2032		205	193,469
4.20%, 03/29/2047		205	171,431

			1,498,416

Poland – 0.0%
Republic of Poland Government International Bond Series 10Y 4.875%, 10/04/2033		442	448,161
Series 30Y 5.50%, 04/04/2053		158	150,773

			598,934

Romania – 0.3%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	231,986
3.00%, 02/14/2031(a)	U.S.$	1,130	1,026,424
3.625%, 03/27/2032(a)		256	233,841
5.125%, 06/15/2048(a)		610	504,507
5.25%, 11/25/2027(a)		694	705,061
5.75%, 09/16/2030(a)		15,170	15,626,313
6.625%, 02/17/2028(a)		270	281,353
7.50%, 02/10/2037(a)		640	706,645

			19,316,130

Saudi Arabia – 0.1%
KSA Ijarah Sukuk Ltd. 4.875%, 09/09/2035(a)		1,020	1,024,137
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	416,607
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	366,996
3.75%, 01/21/2055(a)		970	685,062
5.00%, 04/17/2049(a)		407	367,191
5.125%, 01/13/2028(a)		200	204,250
5.75%, 01/16/2054(a)		225	222,750

			3,286,993

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	556,151
Uruguay Government International Bond 4.375%, 01/23/2031		152	154,474
5.44%, 02/14/2037		303	315,463
5.75%, 10/28/2034		220	234,520

			1,260,608

Total Governments - Sovereign Bonds (cost $91,426,575)			93,358,890

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 1.2%
Belgium – 0.2%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	3,500	$3,914,841
0.01%, 01/22/2027(a)		7,200	8,266,770

			12,181,611

Canada – 0.5%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	37,285	27,563,662
4.25%, 03/15/2034(a)		9,605	7,383,069

			34,946,731

France – 0.4%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,300,670
3.125%, 10/25/2028(a)		9,800	11,646,060
5.00%, 10/10/2033		9,303	12,056,621

			27,003,351

Japan – 0.0%
Organization for Workers’ Retirement Allowance Mutual Aid Series 38 0.01%, 03/24/2026	JPY	8,900	56,705
Series 39 0.01%, 06/30/2026		3,000	19,057
Series 44 0.005%, 09/28/2027		4,300	26,822

			102,584

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 4.65%, 10/01/2030(a)	U.S.$	4,825	4,794,988
5.45%, 05/08/2028(a)		2,488	2,519,946

			7,314,934

Total Governments - Sovereign Agencies (cost $77,035,769)			81,549,211

SUPRANATIONALS – 1.1%
European Union Series UFA 3.375%, 10/05/2054(a)	EUR	30,274	31,511,778
4.00%, 04/04/2044(a)		33,571	40,486,298

Total Supranationals (cost $70,803,135)			71,998,076

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.8%
Basic – 0.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(a) (h) (i) (j)	U.S.$	3,142	1,828,958
6.99%, 02/20/2032(a) (h) (i)		244	142,032
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		9,951	4,107,474
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,252,563
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,483,576
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)	EUR	5,225	5,976,359

	Principal Amount (000)		U.S. $ Value

Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	5,807	$5,885,195
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,776,014
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	357,081

			29,809,252

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(a) (h) (i)		6,320	1,054,618

Communications - Telecommunications – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		1,155	1,154,642

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,462,861
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		4,122	3,895,510

			5,358,371

Energy – 0.2%
Ecopetrol SA 6.875%, 04/29/2030		363	367,810
8.375%, 01/19/2036		4,781	4,903,394
8.625%, 01/19/2029		2,331	2,500,347
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		5,525	3,853,313
Greenko Dutch BV 3.85%, 03/29/2026(a)		346	342,972

			11,967,836

			49,344,719

Utility – 0.2%
Electric – 0.2%
Diamond II Ltd. 7.95%, 07/28/2026(a)		5,305	5,312,566
Saavi Energia SARL 8.875%, 02/10/2035(a)		5,390	5,844,258

			11,156,824

Other Utility – 0.0%
Aegea Finance SARL 6.75%, 05/20/2029(a)		1,541	1,553,996

			12,710,820

Financial Institutions – 0.0%
REITs – 0.0%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		3,051	3,026,516

Total Emerging Markets - Corporate Bonds (cost $76,587,932)			65,082,055

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	34,313,744
2.375%, 09/08/2027(a)		9,345	10,980,005

Total Local Governments - Regional Bonds (cost $44,038,942)			45,293,749

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	7,003	$7,073,030

Mexico – 0.2%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		14,545	14,792,265

Uzbekistan – 0.2%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	7,365	8,937,512

Total Emerging Markets - Sovereigns (cost $30,305,766)			30,802,807

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	507,144
5.125%, 02/02/2033(a)		211	212,055
5.95%, 01/08/2034(a)		906	945,846
6.44%, 01/26/2036(a)		520	562,263
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	358,219
4.70%, 05/07/2050(a)		370	328,275
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	292,163

			3,205,965

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		540	507,001

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	247,875
3.50%, 01/12/2062(a)		350	263,445

			511,320

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)		570	506,231
4.15%, 02/25/2060(a)		410	304,770
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	458,706
5.25%, 10/24/2042(a)		205	191,195

			1,460,902

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	230,600
5.625%, 04/07/2030(a)		240	247,887
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	462,121

			940,608

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	897,590
5.34%, 04/03/2035(a)		500	520,215

			1,417,805

	Principal Amount (000)		U.S. $ Value

Mexico – 0.1%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875%, 05/07/2030(a)	U.S.$	340	$351,458
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	181,244
3.875%, 07/26/2033(a)		200	176,150
4.69%, 05/15/2029(a)		240	237,264
5.70%, 01/24/2030(a)		310	314,960
6.45%, 01/24/2035(a)		840	861,857
Series E 5.00%, 09/29/2036(k)		2,861	2,651,030

			4,773,963

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	176,828

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	239,428

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	273,006
6.25%, 07/09/2054(a)		655	676,792

			949,798

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	484,542
3.30%, 07/12/2051(a)		500	350,040

			834,582

Saudi Arabia – 0.0%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	501,898
5.00%, 10/13/2027(a)		430	434,796
5.125%, 02/14/2053(a)		415	367,936
5.375%, 01/29/2054(a)		1,030	943,225

			2,247,855

South Africa – 0.1%
Transnet/South Africa 8.25%, 02/06/2028(a)		7,645	8,077,420

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	501,838
Abu Dhabi Ports Co. PJSC
Series E 2.50%, 05/06/2031(a)		280	252,988
DP World Crescent Ltd. 5.50%, 05/08/2035(a)		390	401,424
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	395,647
Series G 2.50%, 06/03/2031(a)		690	628,335
3.375%, 03/28/2032(a)		260	245,314

			2,425,546

Total Quasi-Sovereigns (cost $28,094,231)			27,769,021

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.3%
Industrial – 0.3%
Capital Goods – 0.1%
Quikrete Holdings, Inc. 5.97% (CME Term SOFR 1 Month + 2.25%), 03/19/2029(l)	U.S.$	3,870	$3,883,343

Consumer Cyclical - Restaurants – 0.0%
IRB Holding 6.22% (CME Term SOFR 1 Month + 2.50%), 12/15/2030(l)		1,073	1,074,717

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 06/30/2028(m)		10,452	8,757,091
Opal US LLC 6.69% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(l)		3,321	3,338,310

			12,095,401

Total Bank Loans (cost $17,621,700)			17,053,461

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Hydro Quebec Interest Strip Zero Coupon, 02/15/2042	CAD	5,631	1,937,226
Zero Coupon, 08/15/2042		5,631	1,884,748
Zero Coupon, 02/15/2044		5,631	1,737,025
Zero Coupon, 08/15/2044		5,631	1,692,411
Province of Quebec Canada 4.40%, 12/01/2055		13,226	9,205,781

Total Local Governments - Provincial Bonds (cost $16,876,467)			16,457,191

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	3,210	3,250,283
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,492,884
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		1,928	1,773,969
Series 2024-A 5.53%, 07/01/2034		4,802	5,049,027

Total Local Governments - US Municipal Bonds (cost $12,180,127)			12,566,163

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,562,039)		3,456	2,595,273

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc. (cost $1,387,701)		4,459	64,343

	Principal Amount (000)			U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)	U.S.$	0	**	$1

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.615%(n) (o) (p) (cost $160,781,663)		160,781,663		160,781,663

	Principal Amount (000)

Time Deposits – 0.2%
ANZ, Hong Kong 0.72%, 01/05/2026	NZD	830		477,934
ANZ, London 1.59%, 01/02/2026	AUD	1,985		1,324,972
Citibank, London 0.81%, 01/02/2026	EUR	1,228		1,443,235
2.66%, 01/02/2026	GBP	96		128,741
Citibank, New York 2.98%, 01/02/2026	U.S.$	7,122		7,121,629
Royal Bank of Canada, Toronto 1.08%, 01/02/2026	CAD	128		93,033
SMBC, Tokyo 0.15%, 01/05/2026	JPY	123,972		791,443

Total Time Deposits (cost $11,380,987)				11,380,987

Treasury Bills – 0.1%
United States – 0.1%
U.S. Treasury Bill Zero Coupon, 01/13/2026	U.S.$	640		639,313
Zero Coupon, 03/12/2026		2,148		2,133,405
Zero Coupon, 06/11/2026		2,167		2,133,438

Total Treasury Bills (cost $4,905,845)				4,906,156

Total Short-Term Investments (cost $177,068,495)				177,068,806

Total Investments – 112.6% (cost $7,528,650,090)(q)				7,449,234,220
Other assets less liabilities – (12.6)%				(833,663,024)

Net Assets – 100.0%				$6,615,571,196

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	1,624	March 2026	$113,791,709	$(113,232)
Australian 10 Yr Bond Futures	2,298	March 2026	167,901,487	236,808
Canadian 5 Yr Bond Futures	1,521	March 2026	125,543,033	(19,154)
Canadian 10 Yr Bond Futures	5	March 2026	440,458	(4,772)
Euro Buxl 30 Yr Bond Futures	217	March 2026	28,082,626	(459,033)
Euro-BOBL Futures	534	March 2026	72,896,997	(313,778)
Euro-BTP Futures	530	March 2026	74,854,834	(130,800)
Euro-Bund Futures	9	March 2026	1,349,282	(6,945)
Euro-Schatz Futures	25	March 2026	3,137,490	(4,113)
Long Gilt Futures	4	March 2026	492,649	3,289
U.S. 10 Yr Ultra Futures	8	March 2026	920,125	375
U.S. Long Bond (CBT) Futures	681	March 2026	78,719,344	(152,813)
U.S. T-Note 2 Yr (CBT) Futures	6,177	March 2026	1,289,690,036	(99,659)
U.S. T-Note 5 Yr (CBT) Futures	1,787	March 2026	195,327,477	(453,851)
U.S. T-Note 10 Yr (CBT) Futures	5	March 2026	562,187	(625)
Sold Contracts
Canadian 5 Yr Bond Futures	6	March 2026	495,239	(1,268)
Canadian 10 Yr Bond Futures	1,544	March 2026	136,013,289	1,484,886
Euro-BOBL Futures	15	March 2026	2,047,669	8,814
Euro-Bund Futures	488	March 2026	73,161,088	648,052
Euro-Schatz Futures	121	March 2026	15,185,453	18,486
Japan 10 Yr Bond (OSE) Futures	35	March 2026	29,585,993	236,849
Long Gilt Futures	445	March 2026	54,807,173	(394,787)
U.S. 10 Yr Ultra Futures	2,154	March 2026	247,743,656	1,042,164
U.S. T-Note 2 Yr (CBT) Futures	36	March 2026	7,516,406	(4,469)
U.S. Ultra Bond (CBT) Futures	480	March 2026	56,640,000	1,024,320

				$2,544,744

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking
Group Ltd.	USD	43,004	AUD	64,612	01/08/2026	$115,494
Bank of America NA	EUR	3,396	USD	3,969	01/08/2026	(22,988)
Bank of America NA	MXN	3,733,487	USD	203,721	01/08/2026	(3,552,145)
Bank of America NA	USD	19,437	EUR	16,682	01/08/2026	169,918
Bank of America NA	KRW	96,405,712	USD	69,001	01/09/2026	2,158,722
Bank of America NA	USD	27,709	KRW	40,935,233	01/09/2026	672,962
Bank of America NA	JPY	43,705,320	USD	289,987	01/23/2026	10,505,641
Bank of New York Mellon Corp. (The)	CAD	122,305	USD	88,441	01/09/2026	(683,149)
Bank of New York Mellon Corp. (The)	USD	12,409	GBP	9,271	01/09/2026	88,777
Bank of New York Mellon Corp. (The)	USD	1,064	EUR	915	01/29/2026	12,396
Barclays Bank PLC	CNH	1,817,979	USD	257,963	01/09/2026	(2,716,856)
Barclays Bank PLC	JPY	42,811,245	USD	274,258	01/09/2026	847,142
BNP Paribas SA	EUR	3,954	USD	4,610	01/08/2026	(38,183)
BNP Paribas SA	USD	16,349	ZAR	273,889	01/08/2026	187,386
Brown Brothers Harriman & Co.	EUR	2,619	USD	3,079	01/08/2026	935
Brown Brothers Harriman & Co.	USD	445	GBP	332	01/09/2026	3,504
Brown Brothers Harriman & Co.	JPY	65,274	USD	433	01/23/2026	15,619
Brown Brothers Harriman & Co.	AUD	647	USD	420	01/28/2026	(11,492)
Brown Brothers Harriman & Co.	EUR	1,245	USD	1,443	01/29/2026	(21,982)
Brown Brothers Harriman & Co.	USD	86	EUR	74	01/29/2026	881
Brown Brothers Harriman & Co.	USD	238	EUR	202	01/29/2026	(46)
Brown Brothers Harriman & Co.	USD	519	CAD	730	02/05/2026	13,422
Brown Brothers Harriman & Co.	EUR	21,767	USD	25,609	02/12/2026	(18,146)
Brown Brothers Harriman & Co.	GBP	134	USD	179	02/26/2026	(1,456)
Brown Brothers Harriman & Co.	USD	273	GBP	205	02/26/2026	2,296
Citibank NA	BRL	180,911	USD	32,673	01/05/2026	(341,243)
Citibank NA	USD	32,786	BRL	180,911	01/05/2026	228,294
Citibank NA	EUR	10,115	USD	11,775	01/08/2026	(114,108)
Citibank NA	KRW	23,450,683	USD	16,449	01/09/2026	189,924
Citibank NA	CZK	338,780	USD	16,329	01/22/2026	(155,207)
Citibank NA	USD	16,114	BRL	90,455	02/03/2026	264,359
Deutsche Bank AG	AUD	238,323	USD	158,218	01/08/2026	(831,155)
Deutsche Bank AG	EUR	711,133	USD	828,389	01/08/2026	(7,454,190)
Deutsche Bank AG	GBP	119,013	USD	158,459	02/26/2026	(1,946,855)
Goldman Sachs Bank USA	CAD	44,786	MXN	586,522	01/08/2026	(72,014)
Goldman Sachs Bank USA	MXN	100,194	USD	5,549	01/08/2026	(13,493)
Goldman Sachs Bank USA	HUF	30,931,359	USD	92,912	01/22/2026	(1,554,905)
Goldman Sachs Bank USA	USD	16,294	CZK	338,281	01/22/2026	165,985
Goldman Sachs Bank USA	MYR	146,739	USD	35,485	02/12/2026	(760,494)
HSBC Bank USA	GBP	210,647	USD	280,743	01/09/2026	(3,197,205)
HSBC Bank USA	PLN	24,716	USD	6,808	01/09/2026	(76,447)
JPMorgan Chase Bank NA	EUR	30,846	USD	36,194	01/08/2026	(61,163)
JPMorgan Chase Bank NA	USD	3,667	AUD	5,513	01/08/2026	12,354
JPMorgan Chase Bank NA	THB	549,849	USD	17,511	01/09/2026	53,928
JPMorgan Chase Bank NA	THB	875,913	USD	27,531	01/09/2026	(277,963)
JPMorgan Chase Bank NA	USD	24,262	JPY	3,808,891	01/09/2026	63,071
JPMorgan Chase Bank NA	USD	8,096	KRW	11,965,263	01/09/2026	200,424
JPMorgan Chase Bank NA	EUR	17,907	USD	20,775	01/15/2026	(280,159)
JPMorgan Chase Bank NA	CAD	2,428	USD	1,769	02/05/2026	(2,838)
Morgan Stanley Capital Services LLC	PEN	23,646	USD	6,987	01/09/2026	(46,172)
Morgan Stanley Capital Services LLC	IDR	758,803,457	USD	45,533	01/23/2026	93,949
Morgan Stanley Capital Services LLC	EUR	570,768	USD	662,461	01/29/2026	(9,091,868)
Morgan Stanley Capital Services LLC	USD	1,529	EUR	1,301	01/29/2026	2,447
Societe Generale	USD	44,633	KRW	62,378,743	01/09/2026	(1,383,275)
Standard Chartered Bank	KRW	12,528,374	USD	8,848	01/09/2026	161,731
Standard Chartered Bank	THB	482,451	USD	15,372	01/09/2026	54,661
UBS AG	IDR	525,973,072	USD	31,360	01/23/2026	(136,231)
UBS AG	CAD	198,662	USD	142,397	02/05/2026	(2,551,779)
UBS AG	USD	32,684	INR	2,957,900	02/10/2026	115,389

						$(21,013,596)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	1.00%	Quarterly	0.64%	USD	55,700	$(909,140)	$(848,785)	$(60,355)
Sale Contracts
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.50	USD	55,700	1,277,222	1,214,508	62,714

						$368,082	$365,723	$2,359

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	223,010	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	$44,407	$-0-	$44,407
CNY	428,453	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	71,145	-0-	71,145
CNY	396,687	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	46,146	-0-	46,146
CNY	365,530	07/21/2030	China 7-Day Reverse Repo Rate	1.530%	Quarterly	(116,156)	-0-	(116,156)
CNY	441,560	07/28/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	36,622	12,005	24,617
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	878,748	-0-	878,748
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	450,499	-0-	450,499
NZD	40,650	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	(184,923)	-0-	(184,923)

						$1,226,488	$12,005	$1,214,483

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2025
Jefferies LLC†	USD	143	1.00%	—	$143,802
Jefferies LLC†	USD	1,185	1.50	—	1,187,765

					$1,331,567

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Emerging Markets - Corporate Bonds	$1,331,567	$-0-	$-0-	$-0-	$1,331,567

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $3,373,033,952 or 50.99% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2025.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2025.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Non-income producing security.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	06/23/2021	$2,952,513	$2,651,030	0.04%

(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2025.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(n)	The rate shown represents the 7-day yield as of period end.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	Affiliated investments.
(q)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $155,767,683 and gross unrealized depreciation of investments was $(252,435,563), resulting in net unrealized depreciation of $(96,667,880).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

GMTN – Global Medium Term Note

JSC – Joint Stock Company

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

46.3%	United States
7.8%	Japan
7.3%	United Kingdom
5.0%	France
3.6%	Mexico
3.6%	Canada
2.7%	Spain
2.7%	China
2.6%	Germany
2.2%	Italy
2.1%	Australia
1.3%	Hungary
1.0%	Supranational
9.4%	Other
2.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Austria, Belgium, Brazil, Chile, Colombia, Denmark, Dominican Republic, Finland, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Jersey (Channel Islands), Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Morocco, Netherlands, Norway, Oman, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Serbia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates, Uruguay and Uzbekistan.

AB Global Bond Fund

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,933,371,254	$-0-	$2,933,371,254
Corporates - Investment Grade	-0-	1,586,764,916	-0-	1,586,764,916
Mortgage Pass-Throughs	-0-	914,340,969	-0-	914,340,969
Collateralized Mortgage Obligations	-0-	253,829,558	-0-	253,829,558
Corporates - Non-Investment Grade	-0-	215,742,588	-0-	215,742,588
Commercial Mortgage-Backed Securities	-0-	207,913,416	-0-	207,913,416
Collateralized Loan Obligations	-0-	191,157,537	-0-	191,157,537
Covered Bonds	-0-	178,510,454	-0-	178,510,454
Asset-Backed Securities	-0-	161,706,787	3,289,588	164,996,375
Inflation-Linked Securities	-0-	160,948,106	-0-	160,948,106
Governments - Sovereign Bonds	-0-	93,358,890	-0-	93,358,890
Governments - Sovereign Agencies	-0-	81,549,211	-0-	81,549,211
Supranationals	-0-	71,998,076	-0-	71,998,076
Emerging Markets - Corporate Bonds	-0-	65,082,055	-0-	65,082,055
Local Governments - Regional Bonds	-0-	45,293,749	-0-	45,293,749
Emerging Markets - Sovereigns	-0-	30,802,807	-0-	30,802,807
Quasi-Sovereigns	-0-	27,769,021	-0-	27,769,021
Bank Loans	-0-	17,053,461	-0-	17,053,461
Local Governments - Provincial Bonds	-0-	16,457,191	-0-	16,457,191
Local Governments - US Municipal Bonds	-0-	12,566,163	-0-	12,566,163
Local Governments - Canadian Municipal Bonds	-0-	2,595,273	-0-	2,595,273
Common Stocks	64,343	-0-	-0-	64,343
Emerging Markets - Treasuries	-0-	1	-0-	1
Short-Term Investments:
Investment Companies	160,781,663	-0-	-0-	160,781,663
Time Deposits	11,380,987	-0-	-0-	11,380,987
Treasury Bills	-0-	4,906,156	-0-	4,906,156

Total Investments in Securities	172,226,993	7,273,717,639	3,289,588	7,449,234,220
Other Financial Instruments*:
Assets
Futures	4,704,043	-0-	-0-	4,704,043
Forward Currency Exchange Contracts	-0-	16,401,611	-0-	16,401,611
Centrally Cleared Credit Default Swaps	-0-	1,277,222	-0-	1,277,222
Centrally Cleared Interest Rate Swaps	-0-	1,527,567	-0-	1,527,567
Liabilities
Futures	(2,159,299)	-0-	-0-	(2,159,299)
Forward Currency Exchange Contracts	-0-	(37,415,207)	-0-	(37,415,207)
Centrally Cleared Credit Default Swaps	-0-	(909,140)	-0-	(909,140)
Centrally Cleared Interest Rate Swaps	-0-	(301,079)	-0-	(301,079)

Total	$174,771,737	$7,254,298,613	$3,289,588	$7,432,359,938

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

Fund	Market Value 9/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$117,693	$460,883	$417,794	$160,782	$1,145